BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 0.1%
(a)
Anchorage Capital Europe CLO 2 DAC, Series
2X, Class E, (EURIBOR 3 Month + 5.66%),
5.66%, 05/15/31 .................. EUR 1,561 $ 1,879,011
Aqueduct European CLO 2 DAC, Series 2017-
2X, Class E, (EURIBOR 3 Month + 4.40%),
4.40%, 10/15/30 .................. 884 989,313
Arbour CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.60%), 5.60%,
01/15/30 ....................... 917 1,085,124
Ares XLVI CLO Ltd., Series 2017-46A, Class
SUB, 0.00%, 01/15/30
(b)
............. USD 2,000 1,212,217
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(b)
...................... 11,500 218,500
Avoca Capital CLO X Ltd., Series 10X, Class
ER, (EURIBOR 3 Month + 6.05%), 6.05%,
01/15/30 ....................... EUR 800 963,119
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31 ....................... 620 688,420
Avoca CLO XVIII DAC, Series 18X, Class
E, (EURIBOR 3 Month + 4.60%), 4.60%,
04/15/31 ....................... 700 793,136
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 4.73%,
07/20/31 ....................... 400 470,928
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-4A, Class SBB1, (LIBOR USD 3
Month + 8.50%), 8.72%, 07/20/32
(b)
..... USD 1,256 1,132,163
CIFC Funding Ltd., Series 2014-4RA, Class
B, (LIBOR USD 3 Month + 2.20%), 2.42%,
10/17/30
(b)
...................... 850 844,919
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.19%,
07/15/31
(b)
...................... 250 243,789
Greene King Finance plc:
Series B1,  (LIBOR GBP 3 Month + 1.80%),
1.84%, 12/15/34 ................ GBP 100 100,574
Series B2,  (LIBOR GBP 3 Month + 2.08%),
2.12%, 03/15/36 ................ 100 97,820
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31 ....................... EUR 1,125 1,307,667
Harvest CLO XXIII DAC, Series 23X, Class
E, (EURIBOR 3 Month + 5.33%), 5.33%,
10/20/32 ....................... 148 167,649
Invesco Euro CLO III DAC, Series 3X, Class
F, (EURIBOR 3 Month + 8.07%), 8.07%,
07/15/32 ....................... 282 340,392
Jamestown CLO IV Ltd., Series 2014-4A, Class
SUB, 0.00%, 07/15/26
(b)
............. USD 2,000 64,600
OCP Euro CLO DAC:
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 .... EUR 1,347 1,572,817
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 .... 900 1,007,733
Series 2019-3X, Class E, (EURIBOR 3
Month + 5.75%), 5.75%, 04/20/30 .... 300 361,373
OZLME BV, Series 1X, Class ER, (EURIBOR 3
Month + 5.90%), 5.90%, 01/18/30 ...... 990 1,178,800
OZLME II DAC, Series 2X, Class E, (EURIBOR
3 Month + 4.90%), 4.90%, 10/15/30 ..... 807 952,078
OZLME III DAC, Series 3X, Class E, (EURIBOR
3 Month + 4.80%), 4.80%, 08/24/30 ..... 1,000 1,139,919
Rockford Tower Europe CLO DAC, Series
2018-1X, Class E, (EURIBOR 3 Month +
5.36%), 5.36%, 12/20/31 ............. 300 356,507
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Seneca Park CLO Ltd., Series 2014-1A, Class
SUB, 0.00%, 07/17/26
(b)
............. USD 2,500 $ 91,500
Total Asset-Backed Securities — 0.1%
(Cost: $31,895,911) ............................... 19,260,068
Shares
Shares
Common Stocks — 1.0%
Auto Components — 0.0%
Lear Corp. ........................ 2,755 438,128
Building Products — 0.0%
AZEK Co., Inc. (The)
(c)
................ 14,842 570,675
Chemicals — 0.2%
Element Solutions, Inc. ................ 2,863,182 50,764,217
Commercial Services & Supplies — 0.0%
FreedomPay, Inc.
(c)(d)
................. 314,534 3
Consumer Finance — 0.0%
Arrow Global Group plc ................ 380,389 1,063,514
Diversified Financial Services — 0.0%
Remainco LLC
(c)(d)
................... 1,260,653 9,656,602
Diversified Telecommunication Services — 0.1%
CenturyLink, Inc. .................... 1,182,548 11,529,843
Telecom Italia SpA ................... 1,512,681 788,206
12,318,049
Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.
(c)(d)
........ 43,326 1,682,478
Entertainment — 0.1%
Live Nation Entertainment, Inc.
(c)
......... 205,113 15,071,703
Equity Real Estate Investment Trusts (REITs) — 0.3%
Gaming and Leisure Properties, Inc. ....... 962,384 40,805,082
VICI Properties, Inc. .................. 2,100,289 53,557,369
94,362,451
Life Sciences Tools & Services — 0.0%
PPD, Inc.
(c)
........................ 66,112 2,262,353
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(c)
..... 4,744,023 7,827,638
Metals & Mining — 0.2%
Constellium SE, Class A
(c)
.............. 3,222,337 45,080,495
Oil, Gas & Consumable Fuels — 0.0%
(c)(d)
KCAD Holdings I Ltd. ................. 4,067,849,248 40,679
Osum Oil Sands Corp.
(e)
............... 1,600,000 2,614,502
2,655,181
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc.
(c)(f)
............. 1,598,134 33,241,187
Semiconductors & Semiconductor Equipment — 0.0%
(c)
Maxeon Solar Technologies Ltd. .......... 171 4,851
SunPower Corp. .................... 1,369 35,101
39,952
Total Common Stocks — 1.0%
(Cost: $289,205,740) .............................. 277,034,626

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Corporate Bonds — 80.1%
Aerospace & Defense — 3.7%
Boeing Co. (The):
5.15%, 05/01/30 .................. USD 49,450 $ 59,846,935
5.81%, 05/01/50 .................. 69,460 95,725,955
5.93%, 05/01/60 .................. 70,460 99,954,127
Bombardier, Inc.
(b)
:
8.75%, 12/01/21 .................. 41,209 42,857,360
5.75%, 03/15/22 .................. 5,590 5,703,309
6.00%, 10/15/22 .................. 4,529 4,445,893
6.13%, 01/15/23 .................. 15,790 15,434,725
7.50%, 12/01/24 .................. 8,238 7,902,466
7.50%, 03/15/25 .................. 4,496 4,170,040
7.88%, 04/15/27 .................. 36,853 33,884,123
BWX Technologies, Inc.
(b)
:
5.38%, 07/15/26 .................. 12,065 12,532,518
4.13%, 06/30/28 .................. 14,487 15,084,589
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 23,776 23,062,720
Howmet Aerospace, Inc.:
5.87%, 02/23/22 .................. 1,386 1,450,103
5.13%, 10/01/24 .................. 505 555,919
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
................ 21,326 22,365,642
Rolls-Royce plc:
4.63%, 02/16/26 .................. EUR 722 952,594
5.75%, 10/15/27
(b)
................. USD 40,538 44,895,835
5.75%, 10/15/27 .................. GBP 312 471,459
Signature Aviation US Holdings, Inc.
(b)
:
5.38%, 05/01/26 .................. USD 8,861 9,082,525
4.00%, 03/01/28 .................. 11,220 11,294,613
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
.. 12,439 13,121,901
SSL Robotics LLC, 9.75%, 12/31/23
(b)
..... 17,258 19,501,540
TransDigm, Inc.:
8.00%, 12/15/25
(b)
................. 33,543 37,075,078
6.25%, 03/15/26
(b)
................. 330,457 351,936,705
6.38%, 06/15/26 .................. 15,464 16,005,240
Triumph Group, Inc., 8.88%, 06/01/24
(b)
.... 63,499 69,690,153
1,019,004,067
Airlines — 1.0%
American Airlines, Inc., 11.75%, 07/15/25
(b)
.. 22,797 26,290,640
Delta Air Lines, Inc.
(b)
:
7.00%, 05/01/25 .................. 24,092 27,815,475
4.50%, 10/20/25 .................. 13,900 14,857,141
4.75%, 10/20/28 .................. 44,671 48,758,948
International Consolidated Airlines Group SA:
0.50%, 07/04/23 .................. EUR 1,200 1,351,903
1.50%, 07/04/27 .................. 800 849,780
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 70,551 75,842,325
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
4,922 5,512,147
United Airlines Pass-Through Trust, Series
2020-1, Class A, 5.88%, 10/15/27 ...... 70,510 76,165,784
277,444,143
Auto Components — 1.6%
Adient US LLC, 9.00%, 04/15/25
(b)
....... 15,490 17,271,350
Allison Transmission, Inc.
(b)
:
5.88%, 06/01/29 .................. 23,548 26,020,540
3.75%, 01/30/31 .................. 21,795 22,299,009
Clarios Global LP:
6.75%, 05/15/25
(b)
................. 20,523 22,113,533
4.38%, 05/15/26 .................. EUR 4,300 5,441,681
6.25%, 05/15/26
(b)
................. USD 64,790 69,487,275
8.50%, 05/15/27
(b)
................. 130,375 141,640,619
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... 19,694 20,736,403
Faurecia SE, 3.75%, 06/15/28 .......... EUR 1,679 2,151,144
Goodyear Europe BV, 3.75%, 12/15/23 .... 1,000 1,221,650
Security
Par (000)
Par (000) Value
Auto Components (continued)
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ...................... USD 12,574 $ 14,212,392
Icahn Enterprises LP:
4.75%, 09/15/24 .................. 6,704 6,963,780
6.38%, 12/15/25 .................. 14,114 14,600,933
6.25%, 05/15/26 .................. 16,189 17,142,532
5.25%, 05/15/27 .................. 28,803 30,876,816
IHO Verwaltungs GmbH
(g)
:
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)
.................... EUR 2,911 3,689,126
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(b)
.................... USD 400 424,000
Schaeffler AG, 3.38%, 10/12/28 ......... EUR 600 806,289
Tenneco, Inc., 7.88%, 01/15/29
(b)
........ USD 5,552 6,233,564
ZF Europe Finance BV:
2.00%, 02/23/26 .................. EUR 1,200 1,447,656
2.50%, 10/23/27 .................. 3,800 4,671,284
ZF Finance GmbH:
3.00%, 09/21/25 .................. 2,100 2,648,843
3.75%, 09/21/28 .................. 2,800 3,668,615
435,769,034
Automobiles — 0.8%
Fiat Chrysler Automobiles NV:
3.88%, 01/05/26 .................. 675 936,819
4.50%, 07/07/28 .................. 2,625 3,912,334
Ford Motor Co.:
8.50%, 04/21/23 .................. USD 17,001 19,134,796
4.75%, 01/15/43 .................. 7,441 7,589,820
5.29%, 12/08/46 .................. 4,727 4,939,715
General Motors Co.:
5.00%, 10/01/28 .................. 3,205 3,813,554
5.00%, 04/01/35 .................. 6,675 8,037,226
6.25%, 10/02/43 .................. 26,856 36,227,924
5.20%, 04/01/45 .................. 20,388 24,759,729
6.75%, 04/01/46 .................. 6,596 9,503,107
5.95%, 04/01/49 .................. 27,278 36,891,328
Jaguar Land Rover Automotive plc, 4.50%,
01/15/26 ...................... EUR 2,100 2,417,951
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)
... USD 22,442 25,270,063
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.63%, 02/18/30
(a)
........... EUR 2,300 2,832,273
Renault SA:
1.25%, 06/24/25 .................. 1,200 1,431,163
2.38%, 05/25/26 .................. 1,500 1,853,090
Tesla, Inc., 5.30%, 08/15/25
(b)
.......... USD 27,273 28,432,102
Volvo Car AB, 2.50%, 10/07/27 ......... EUR 1,051 1,357,525
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 9,309 10,007,175
229,347,694
Banks — 0.7%
AIB Group plc, (EUR Swap Annual 5 Year +
6.63%), 6.25%
(a)(h)
................ EUR 3,975 5,365,945
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 5.66%), 5.87%
(a)(h)
.. 400 510,528
Banco de Sabadell SA, (EUR Swap Annual 5
Year + 2.20%), 2.00%, 01/17/30
(a)
...... 2,300 2,724,703
Banco Espirito Santo SA
(c)(i)
:
2.63%, 05/08/17 .................. 10,400 1,651,671
4.75%, 01/15/18 .................. 12,300 1,953,418
4.00%, 01/21/19 .................. 12,000 1,905,774
Banco Santander SA
(a)(h)
:
(EUR Swap Annual 5 Year + 6.80%), 6.75% 1,900 2,449,958
(EUR Swap Annual 5 Year + 4.53%), 4.37% 5,000 6,111,304
Bank of Ireland Group plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.50%), 4.12%, 09/19/27
(a)
......... USD 2,285 2,320,844

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Banks (continued)
Bankia SA
(a)(h)
:
(EUR Swap Annual 5 Year + 5.82%), 6.00% EUR 400 $ 504,419
(EUR Swap Annual 5 Year + 6.22%), 6.37% 3,000 3,926,078
Barclays plc:
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.12%
(a)(h)
.. GBP 1,200 1,826,892
5.20%, 05/12/26 .................. USD 7,800 9,069,216
BNP Paribas SA
(h)
:
6.50% ......................... 376 379,760
(USD Swap Semi 5 Year + 5.15%), 7.38%
(a)
2,200 2,545,114
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%),
4.50%
(a)(b)
..................... 10,150 10,256,879
CaixaBank SA
(a)(h)
:
(EUR Swap Annual 5 Year + 6.50%), 6.75% EUR 3,000 4,045,189
(EUR Swap Annual 5 Year + 4.50%), 5.25% 2,400 3,002,327
CIT Group, Inc.:
5.00%, 08/01/23 .................. USD 5,582 6,098,335
4.75%, 02/16/24 .................. 526 575,313
6.00%, 04/01/36 .................. 23,131 26,542,822
Citigroup, Inc., Series W, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.60%), 4.00%
(a)(h)
............... 12,335 12,658,794
Commerzbank AG
(a)
:
(EUR Swap Annual 5 Year + 6.36%),
6.12%
(h)
...................... EUR 2,400 3,126,203
(EUR Swap Annual 5 Year + 4.35%), 4.00%,
12/05/30 ..................... 1,400 1,867,371
Cooperatieve Rabobank UA, (EUR Swap
Annual 5 Year + 4.10%), 4.62%
(a)(h)
...... 400 532,639
Credit Agricole SA, (GBP Swap 5 Year +
4.54%), 7.50%
(a)(h)
................ GBP 2,200 3,595,308
Erste Group Bank AG, (EUR Swap Annual 5
Year + 6.20%), 6.50%
(a)(h)
........... EUR 800 1,090,564
HSBC Holdings plc
(a)(h)
:
(USD Swap Rate 5 Year + 3.75%), 6.00% . USD 24,053 26,187,704
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60% ....................... 6,310 6,421,182
ING Groep NV
(a)(h)
:
(USD Swap Rate 5 Year + 4.20%), 6.75% . 2,764 3,012,760
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%),
5.75% ....................... 2,200 2,391,136
Intesa Sanpaolo SpA:
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(h)
..................... EUR 4,683 6,843,731
5.15%, 06/10/30 .................. GBP 1,800 2,875,263
(EUR Swap Annual 5 Year + 6.09%),
5.87%
(a)(h)
..................... EUR 1,325 1,812,929
National Westminster Bank plc
(a)(h)
:
Series A, (LIMEAN USD 6 Month + 0.25%),
0.63% ....................... USD 600 553,356
Series B, (LIBOR USD 6 Month + 0.25%),
0.41% ....................... 800 737,808
Series C, (LIBOR USD 3 Month + 0.25%),
0.50% ....................... 1,500 1,383,480
Natwest Group plc
(a)(h)
:
(USD Swap Semi 5 Year + 7.60%), 8.62% 6,571 6,820,107
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.99%), 5.12% .... GBP 800 1,142,136
Societe Generale SA, (USD Swap Rate 5 Year
+ 5.87%), 8.00%
(a)(h)
............... USD 400 469,500
Stichting AK Rabobank Certificaten, 0.00%
(h)(j)
EUR 2,469 3,988,511
Security
Par (000)
Par (000) Value
Banks (continued)
UniCredit SpA
(a)
:
(EUR Swap Annual 5 Year + 9.30%),
9.25%
(h)
...................... EUR 2,294 $ 3,068,700
(EUR Swap Annual 5 Year + 6.39%),
6.62%
(h)
...................... 1,200 1,539,279
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(h)
...................... 2,200 3,114,291
(EURIBOR Swap Rate 5 Year + 4.74%),
4.87%, 02/20/29 ................ 3,000 3,991,446
(EUR Swap Annual 5 Year + 2.40%), 2.00%,
09/23/29 ..................... 1,400 1,690,094
(EUR Swap Annual 5 Year + 2.80%), 2.73%,
01/15/32 ..................... 1,200 1,480,666
Unione di Banche Italiane SpA
(a)
:
(EUR Swap Annual 5 Year + 6.07%),
5.87%
(h)
...................... 1,400 1,830,032
(EUR Swap Annual 5 Year + 5.75%), 5.87%,
03/04/29 ..................... 1,313 1,791,822
199,783,301
Biotechnology — 0.0%
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(b)
USD 5,317 5,505,754
Building Products — 1.0%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
..................... 10,364 10,886,138
Builders FirstSource, Inc., 6.75%, 06/01/27
(b)
. 6,822 7,399,892
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
..................... 28,784 30,583,000
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
.... 6,585 6,848,400
Forterra Finance LLC, 6.50%, 07/15/25
(b)
... 39,353 42,304,475
Griffon Corp., 5.75%, 03/01/28 .......... 5,922 6,262,515
HT Troplast GmbH, 9.25%, 07/15/25 ...... EUR 1,171 1,583,621
James Hardie International Finance DAC
(b)
:
4.75%, 01/15/25 .................. USD 498 506,570
5.00%, 01/15/28 .................. 3,204 3,403,193
JELD-WEN, Inc.
(b)
:
6.25%, 05/15/25 .................. 9,275 10,017,000
4.63%, 12/15/25 .................. 4,547 4,640,259
4.88%, 12/15/27 .................. 3,220 3,405,150
Masonite International Corp.
(b)
:
5.75%, 09/15/26 .................. 1,286 1,343,870
5.38%, 02/01/28 .................. 3,050 3,274,938
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
.. 32,857 34,340,658
Standard Industries, Inc.:
2.25%, 11/21/26 .................. EUR 1,759 2,167,545
5.00%, 02/15/27
(b)
................. USD 5,355 5,595,975
4.75%, 01/15/28
(b)
................. 604 635,710
4.38%, 07/15/30
(b)
................. 26,847 28,719,041
3.38%, 01/15/31
(b)
................. 43,935 44,154,675
Summit Materials LLC, 5.25%, 01/15/29
(b)
... 14,390 15,109,500
263,182,125
Capital Markets — 1.1%
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00%
(a)(h)
.... 66,975 70,491,187
Credit Suisse Group AG
(a)(h)
:
(USD Swap Semi 5 Year + 4.60%), 7.50%
(b)
8,217 8,956,530
(USD Swap Semi 5 Year + 4.60%), 7.50% 969 1,077,286
(USD Swap Semi 5 Year + 3.46%), 6.25%
(b)
3,000 3,277,128
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.33%),
7.25% ....................... 2,400 2,700,561
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(b)
...................... 23,920 26,640,900

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(b)
...................... USD 19,260 $ 20,367,450
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%),
5.10%
(b)
...................... 7,205 7,493,200
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.55%),
4.50%
(b)
...................... 17,225 17,309,402
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95%
(a)(h)
39,265 41,539,229
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(c)(d)(i)
:
5.38%, 10/17/12 .................. EUR 4,550 57,253
4.75%, 01/16/14 .................. 14,545 184,796
(EURIBOR 3 Month + 0.30%), 0.00%,
02/05/14
(a)
.................... 22,800 289,678
LHC3 plc, 4.13%, (4.13% Cash or 9.00% PIK),
08/15/24
(g)
..................... 4,140 5,146,351
LPL Holdings, Inc., 5.75%, 09/15/25
(b)
..... USD 3,669 3,795,287
MSCI, Inc.
(b)
:
4.75%, 08/01/26 .................. 1,689 1,760,766
3.63%, 09/01/30 .................. 2,974 3,107,830
3.88%, 02/15/31 .................. 15,450 16,338,375
Owl Rock Capital Corp.:
5.25%, 04/15/24 .................. 4,662 5,045,536
4.00%, 03/30/25 .................. 3,540 3,696,307
3.75%, 07/22/25 .................. 26,546 27,546,911
4.25%, 01/15/26 .................. 13,774 14,508,547
3.40%, 07/15/26 .................. 7,115 7,216,876
Owl Rock Technology Finance Corp., 3.75%,
06/17/26
(b)
..................... 10,170 10,225,201
UBS Group AG, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.86%),
5.13%
(a)(h)
..................... 900 961,875
299,734,462
Chemicals — 1.8%
Ashland Services BV, 2.00%, 01/30/28 ..... EUR 2,540 3,091,355
Atotech Alpha 2 BV, 8.75%, (8.75% Cash or
9.50% PIK), 06/01/23
(b)(g)
............ USD 17,884 18,018,083
Atotech Alpha 3 BV, 6.25%, 02/01/25
(b)
..... 109,128 111,037,740
Axalta Coating Systems LLC
(b)
:
4.75%, 06/15/27 .................. 11,994 12,758,617
3.38%, 02/15/29 .................. 20,806 20,806,000
Blue Cube Spinco LLC:
9.75%, 10/15/23 .................. 2,672 2,745,480
10.00%, 10/15/25 ................. 25,910 27,432,212
CeramTec BondCo GmbH, 5.25%, 12/15/25 . EUR 1,320 1,641,604
Chemours Co. (The), 5.75%, 11/15/28
(b)
.... USD 8,287 8,452,740
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 89,044 91,604,015
Gates Global LLC, 6.25%, 01/15/26
(b)
...... 29,410 30,880,500
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
..................... 14,110 14,533,300
HB Fuller Co., 4.25%, 10/15/28 ......... 7,592 7,781,800
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... 37,988 41,786,800
INEOS Finance plc, 3.38%, 03/31/26 ...... EUR 3,878 4,880,860
Ingevity Corp., 3.88%, 11/01/28
(b)
........ USD 6,220 6,266,650
K+S AG, 3.00%, 06/20/22 ............. EUR 1,300 1,582,586
Kraton Polymers LLC, 5.25%, 05/15/26 .... 1,597 2,013,504
Kronos International, Inc., 3.75%, 09/15/25 .. 800 988,657
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
USD 11,828 12,376,819
Monitchem HoldCo 2 SA, 9.50%, 09/15/26 .. EUR 1,000 1,307,776
Monitchem HoldCo 3 SA, 5.25%, 03/15/25 .. 2,993 3,784,921
Nouryon Holding BV, 6.50%, 10/01/26 ..... 800 1,028,532
Security
Par (000)
Par (000) Value
Chemicals (continued)
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
.. USD 1,606 $ 1,672,247
OCI NV:
3.13%, 11/01/24 .................. EUR 1,300 1,631,819
5.25%, 11/01/24
(b)
................. USD 4,834 5,021,318
3.63%, 10/15/25 .................. EUR 1,730 2,192,709
Olin Corp., 5.50%, 08/15/22 ........... USD 255 266,475
PQ Corp., 5.75%, 12/15/25
(b)
........... 32,061 32,902,601
Rayonier AM Products, Inc., 7.63%, 01/15/26
(b)
4,733 4,935,336
Synthomer plc, 3.88%, 07/01/25 ......... EUR 1,199 1,533,456
Valvoline, Inc.:
4.38%, 08/15/25 .................. USD 1,591 1,643,137
4.25%, 02/15/30
(b)
................. 4,685 4,966,100
3.63%, 06/15/31
(b)
................. 83 85,179
WR Grace & Co.-Conn.
(b)
:
5.63%, 10/01/24 .................. 1,094 1,180,153
4.88%, 06/15/27 .................. 10,627 11,270,146
496,101,227
Commercial Services & Supplies — 2.5%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
. 28,122 30,477,217
Allied Universal Holdco LLC
(b)
:
6.63%, 07/15/26 .................. 137,221 146,318,752
9.75%, 07/15/27 .................. 43,627 47,553,430
APX Group, Inc.:
7.88%, 12/01/22 .................. 2,587 2,593,467
8.50%, 11/01/24 .................. 7,550 7,927,500
6.75%, 02/15/27
(b)
................. 14,991 16,115,325
Aramark Services, Inc.:
5.00%, 04/01/25
(b)
................. 10,790 11,113,700
6.38%, 05/01/25
(b)
................. 20,573 21,987,394
4.75%, 06/01/26 .................. 2,051 2,111,402
5.00%, 02/01/28
(b)
................. 8,894 9,372,052
Brink's Co. (The), 5.50%, 07/15/25
(b)
...... 1,038 1,108,065
Clean Harbors, Inc.
(b)
:
4.88%, 07/15/27 .................. 4,516 4,711,588
5.13%, 07/15/29 .................. 9,714 10,612,545
Covanta Holding Corp., 5.00%, 09/01/30 ... 6,192 6,625,053
Garda World Security Corp.
(b)
:
4.63%, 02/15/27 .................. 19,205 19,397,050
9.50%, 11/01/27 .................. 14,500 16,058,750
GFL Environmental, Inc.
(b)
:
4.25%, 06/01/25 .................. 5,193 5,387,738
3.75%, 08/01/25 .................. 16,709 17,126,725
5.13%, 12/15/26 .................. 43,866 46,662,457
8.50%, 05/01/27 .................. 16,900 18,759,000
4.00%, 08/01/28 .................. 24,638 24,822,785
3.50%, 09/01/28 .................. 23,286 23,708,059
IAA, Inc., 5.50%, 06/15/27
(b)
........... 14,507 15,377,420
Interface, Inc., 5.50%, 12/01/28
(b)
........ 8,287 8,722,067
Intrum AB:
3.13%, 07/15/24 .................. EUR 2,000 2,439,953
4.88%, 08/15/25 .................. 1,146 1,445,511
3.50%, 07/15/26 .................. 1,754 2,121,346
IPD 3 BV, 5.50%, 12/01/25 ............ 2,421 3,046,343
KAR Auction Services, Inc., 5.13%, 06/01/25
(b)
USD 3,920 4,033,798
Nielsen Finance LLC
(b)
:
5.63%, 10/01/28 .................. 31,916 34,678,330
5.88%, 10/01/30 .................. 18,734 21,192,837
Prime Security Services Borrower LLC
(b)
:
5.25%, 04/15/24 .................. 3,134 3,345,545
5.75%, 04/15/26 .................. 6,437 7,048,515
3.38%, 08/31/27 .................. 14,763 14,652,278
6.25%, 01/15/28 .................. 25,858 27,760,890
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)
..................... 4,373 4,500,910
SPIE SA, 2.63%, 06/18/26 ............ EUR 1,800 2,300,123

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Stericycle, Inc., 3.88%, 01/15/29
(b)
........ USD 11,322 $ 11,633,355
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26 ................. EUR 2,900 3,711,422
Verisure Holding AB:
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
.................... 791 989,034
3.88%, 07/15/26 .................. 1,525 1,904,934
Verisure Midholding AB, 5.75%, 12/01/23 ... 3,167 3,909,590
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... USD 34,283 35,054,368
700,418,623
Communications Equipment — 0.8%
Avaya, Inc., 6.13%, 09/15/28
(b)
.......... 45,735 48,856,871
CommScope Technologies LLC
(b)
:
6.00%, 06/15/25 .................. 25,047 25,610,557
5.00%, 03/15/27 .................. 18,910 18,626,350
CommScope, Inc.
(b)
:
5.50%, 03/01/24 .................. 19,751 20,363,281
6.00%, 03/01/26 .................. 17,363 18,293,657
8.25%, 03/01/27 .................. 2,988 3,189,690
7.13%, 07/01/28 .................. 2,747 2,925,555
Nokia OYJ, 6.63%, 05/15/39 ........... 10,393 13,275,062
ViaSat, Inc.
(b)
:
5.63%, 04/15/27 .................. 33,221 34,882,050
6.50%, 07/15/28 .................. 39,003 42,209,437
228,232,510
Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
..................... 21,064 21,511,610
Ferrovial Netherlands BV, (EUR Swap Annual 5
Year + 2.13%), 2.12%
(a)(h)
........... EUR 2,200 2,654,035
Heathrow Finance plc
(j)
:
5.25%, 03/01/24 .................. GBP 400 568,470
4.62%, 09/01/29 .................. 2,142 2,910,877
MasTec, Inc., 4.50%, 08/15/28
(b)
......... USD 13,119 13,774,950
New Enterprise Stone & Lime Co., Inc.
(b)
:
6.25%, 03/15/26 .................. 3,485 3,572,125
9.75%, 07/15/28 .................. 5,862 6,418,890
Pike Corp., 5.50%, 09/01/28
(b)
.......... 7,928 8,373,950
Weekley Homes LLC, 4.88%, 09/15/28
(b)
.... 5,596 5,847,820
65,632,727
Construction Materials — 0.0%
Cemex SAB de CV:
3.13%, 03/19/26 .................. EUR 1,600 2,006,560
2,006,560
Consumer Finance — 1.4%
Ally Financial, Inc., 8.00%, 11/01/31 ...... USD 38,760 56,894,640
Encore Capital Group, Inc.:
4.88%, 10/15/25 .................. EUR 1,432 1,809,722
5.38%, 02/15/26 .................. GBP 1,000 1,394,850
FCE Bank plc, 1.62%, 05/11/23 ......... EUR 2,500 3,055,689
Ford Motor Credit Co. LLC:
3.20%, 01/15/21 .................. USD 1,300 1,300,650
3.34%, 03/18/21 .................. 17,517 17,560,792
3.47%, 04/05/21 .................. 3,150 3,150,000
5.88%, 08/02/21 .................. 17,644 18,058,634
3.22%, 01/09/22 .................. 5,619 5,671,119
2.98%, 08/03/22 .................. 3,661 3,722,139
3.09%, 01/09/23 .................. 18,998 19,329,420
4.14%, 02/15/23 .................. 10,485 10,799,550
3.81%, 01/09/24 .................. 1,844 1,890,100
5.58%, 03/18/24 .................. 3,500 3,775,275
1.74%, 07/19/24 .................. EUR 542 657,903
3.66%, 09/08/24 .................. USD 13,120 13,464,400
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.06%, 11/01/24 .................. USD 15,724 $ 16,519,163
5.13%, 06/16/25 .................. 31,514 34,265,172
4.13%, 08/04/25 .................. 10,779 11,304,476
3.25%, 09/15/25 .................. EUR 600 769,129
3.38%, 11/13/25 .................. USD 6,710 6,893,586
2.33%, 11/25/25 .................. EUR 6,200 7,679,133
4.39%, 01/08/26 .................. USD 16,342 17,153,871
4.13%, 08/17/27 .................. 3,011 3,154,022
4.00%, 11/13/30 .................. 2,939 3,085,950
General Motors Financial Co., Inc., 5.65%,
01/17/29 ...................... 3,986 4,939,009
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(g)
...... 18,432 16,049,471
Navient Corp.:
7.25%, 09/25/23 .................. 3,544 3,884,153
6.13%, 03/25/24 .................. 6,829 7,289,957
5.88%, 10/25/24 .................. 1,709 1,815,813
6.75%, 06/25/25 .................. 1,258 1,368,075
6.75%, 06/15/26 .................. 3,042 3,304,373
5.00%, 03/15/27 .................. 227 228,986
OneMain Finance Corp.:
6.88%, 03/15/25 .................. 11,432 13,275,410
8.88%, 06/01/25 .................. 6,911 7,818,069
7.13%, 03/15/26 .................. 13,690 16,188,425
6.63%, 01/15/28 .................. 14,896 17,689,000
5.38%, 11/15/29 .................. 3,575 4,021,875
4.00%, 09/15/30 .................. 17,751 18,418,615
379,650,616
Containers & Packaging — 1.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
...... 63,707 68,006,926
Ardagh Packaging Finance plc:
5.25%, 04/30/25
(b)
................. 2,954 3,116,470
2.13%, 08/15/26 .................. EUR 1,000 1,222,872
4.13%, 08/15/26
(b)
................. USD 19,692 20,578,140
4.75%, 07/15/27
(b)
................. GBP 4,000 5,668,324
4.75%, 07/15/27 .................. 1,889 2,676,866
5.25%, 08/15/27
(b)
................. USD 52,359 54,967,002
Ball Corp., 4.88%, 03/15/26 ........... 2,327 2,628,347
CANPACK SA, 3.13%, 11/01/25
(b)
........ 8,284 8,263,290
Crown Americas LLC:
4.75%, 02/01/26 .................. 69 71,588
4.25%, 09/30/26 .................. 9,441 10,405,398
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 1,896 2,308,380
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
7,326 8,095,230
Graphic Packaging International LLC:
4.88%, 11/15/22 .................. 223 233,592
4.75%, 07/15/27
(b)
................. 1,424 1,577,080
3.50%, 03/15/28
(b)
................. 2,092 2,167,835
3.50%, 03/01/29
(b)
................. 3,580 3,660,550
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(b)
..................... 11,627 11,946,742
Intertape Polymer Group, Inc., 7.00%,
10/15/26
(b)
..................... 6,245 6,622,885
LABL Escrow Issuer LLC
(b)
:
6.75%, 07/15/26 .................. 18,537 20,075,015
10.50%, 07/15/27 ................. 14,017 15,786,646
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
................ 17,665 18,013,530
OI European Group BV:
3.13%, 11/15/24 .................. EUR 1,200 1,514,503
2.88%, 02/15/25 .................. 2,184 2,701,365
Sealed Air Corp.
(b)
:
5.25%, 04/01/23 .................. USD 534 567,375
5.13%, 12/01/24 .................. 2,230 2,430,700
6.88%, 07/15/33 .................. 158 208,560

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Silgan Holdings, Inc.:
3.25%, 03/15/25 .................. EUR 1,300 $ 1,604,572
4.13%, 02/01/28 .................. USD 184 191,130
2.25%, 06/01/28 .................. EUR 2,254 2,794,738
Trivium Packaging Finance BV
(j)
:
3.75%, 08/15/26 .................. 2,005 2,515,542
5.50%, 08/15/26
(b)
................. USD 40,457 42,783,278
8.50%, 08/15/27
(b)
................. 94,099 103,038,405
428,442,876
Distributors — 0.4%
(b)
American Builders & Contractors Supply Co.,
Inc.:
5.88%, 05/15/26 .................. 12,097 12,535,516
4.00%, 01/15/28 .................. 5,395 5,583,825
Core & Main LP, 6.13%, 08/15/25 ........ 90,214 93,258,723
Wolverine Escrow LLC:
8.50%, 11/15/24 .................. 3,284 3,133,034
9.00%, 11/15/26 .................. 4,827 4,568,997
119,080,095
Diversified Consumer Services — 0.3%
frontdoor, Inc., 6.75%, 08/15/26
(b)
........ 11,272 12,018,770
Graham Holdings Co., 5.75%, 06/01/26
(b)
... 2,623 2,754,150
Laureate Education, Inc., 8.25%, 05/01/25
(b)
. 1,368 1,450,080
Service Corp. International:
5.13%, 06/01/29 .................. 1,427 1,580,403
3.38%, 08/15/30 .................. 18,644 19,393,675
Sotheby's, 7.38%, 10/15/27
(b)
........... 42,781 45,829,146
83,026,224
Diversified Financial Services — 1.4%
Arrow Global Finance plc, 5.13%, 09/15/24 .. GBP 2,521 3,433,264
Cabot Financial Luxembourg SA, 7.50%,
10/01/23 ...................... 1,852 2,575,424
Fairstone Financial, Inc., 7.88%, 07/15/24
(b)
.. USD 7,510 7,960,600
Garfunkelux Holdco 3 SA:
6.75%, 11/01/25 .................. EUR 2,857 3,577,511
7.75%, 11/01/25 .................. GBP 1,554 2,182,515
MPH Acquisition Holdings LLC, 5.75%,
11/01/28
(b)
..................... USD 56,703 55,727,708
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26 .................. EUR 5,809 7,460,264
4.50%, 05/15/26
(b)
................. 20,132 25,854,713
6.25%, 05/15/26
(b)
................. USD 26,516 28,305,830
8.25%, 11/15/26
(b)
................. 43,163 47,101,624
Sabre GLBL, Inc.
(b)
:
5.25%, 11/15/23 .................. 2,409 2,439,112
9.25%, 04/15/25 .................. 31,366 37,325,540
7.38%, 09/01/25 .................. 16,679 18,096,715
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 22,200 23,088,000
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
.. 119,762 129,792,068
394,920,888
Diversified Telecommunication Services — 6.3%
Altice France Holding SA:
8.00%, 05/15/27
(b)
................. EUR 1,000 1,324,146
8.00%, 05/15/27 .................. 954 1,263,236
10.50%, 05/15/27
(b)
................ USD 121,390 136,260,275
6.00%, 02/15/28
(b)
................. 45,071 45,634,388
Altice France SA:
2.50%, 01/15/25 .................. EUR 1,577 1,887,029
7.38%, 05/01/26
(b)
................. USD 54,231 57,078,127
5.88%, 02/01/27 .................. EUR 4,300 5,588,505
8.13%, 02/01/27
(b)
................. USD 61,282 67,564,018
5.50%, 01/15/28
(b)
................. 25,331 26,483,814
4.13%, 01/15/29 .................. EUR 5,223 6,501,911
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.13%, 01/15/29
(b)
................. USD 10,979 $ 11,363,265
CCO Holdings LLC
(b)
:
5.13%, 05/01/27 .................. 31,439 33,362,752
5.00%, 02/01/28 .................. 22,257 23,536,777
5.38%, 06/01/29 .................. 12,358 13,547,458
4.75%, 03/01/30 .................. 15,962 17,222,998
4.50%, 08/15/30 .................. 49,648 52,688,940
4.25%, 02/01/31 .................. 55,139 58,108,787
4.50%, 05/01/32 .................. 77,393 82,634,054
Cellnex Telecom SA, 0.75%, 11/20/31
(k)
.... EUR 4,400 5,169,579
CenturyLink, Inc.:
Series W, 6.75%, 12/01/23 ........... USD 8,467 9,430,122
Series Y, 7.50%, 04/01/24 ........... 10,062 11,395,215
5.13%, 12/15/26
(b)
................. 56,344 59,497,010
4.00%, 02/15/27
(b)
................. 29,258 30,208,885
4.50%, 01/15/29
(b)
................. 45,148 45,938,090
Series P, 7.60%, 09/15/39 ........... 21,890 26,596,350
Series U, 7.65%, 03/15/42 ........... 47,450 57,414,500
Cincinnati Bell, Inc.
(b)
:
7.00%, 07/15/24 .................. 34,421 35,797,840
8.00%, 10/15/25 .................. 6,103 6,507,324
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
..................... 35,785 38,289,950
Frontier Communications Corp.
(b)
:
5.88%, 10/15/27 .................. 35,457 38,337,881
5.00%, 05/01/28 .................. 47,413 49,428,053
6.75%, 05/01/29 .................. 34,188 36,581,160
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(c)(j)
................... 4,260 4,361,175
Level 3 Financing, Inc.
(b)
:
4.63%, 09/15/27 .................. 12,420 12,971,883
4.25%, 07/01/28 .................. 34,920 35,880,300
3.63%, 01/15/29 .................. 24,579 24,517,552
Lorca Telecom Bondco SA, 4.00%, 09/18/27 . EUR 1,759 2,258,905
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(g)
..................... USD 2,624 2,793,740
QualityTech LP, 3.88%, 10/01/28
(b)
....... 20,872 21,289,440
Sable International Finance Ltd., 5.75%,
09/07/27
(b)
..................... 5,600 5,957,000
Sprint Capital Corp.:
6.88%, 11/15/28 .................. 62,679 82,641,008
8.75%, 03/15/32 .................. 63,377 100,349,557
Switch Ltd., 3.75%, 09/15/28
(b)
.......... 25,063 25,438,945
Telecom Italia Capital SA:
6.38%, 11/15/33 .................. 16,703 20,544,690
6.00%, 09/30/34 .................. 21,001 25,581,108
7.20%, 07/18/36 .................. 11,490 15,501,963
7.72%, 06/04/38 .................. 13,197 18,343,830
Telecom Italia Finance SA, 7.75%, 01/24/33 . EUR 3,262 5,859,673
Telecom Italia SpA:
4.00%, 04/11/24 .................. 2,764 3,647,920
5.30%, 05/30/24
(b)
................. USD 13,657 14,851,987
2.75%, 04/15/25 .................. EUR 2,313 2,956,530
3.00%, 09/30/25 .................. 1,000 1,299,865
2.88%, 01/28/26 .................. 500 645,816
3.63%, 05/25/26 .................. 1,900 2,553,137
Telesat Canada, 4.88%, 06/01/27
(b)
....... USD 22,178 22,954,230
Virgin Media Finance plc:
3.75%, 07/15/30 .................. EUR 4,933 6,131,862
Virgin Media Secured Finance plc:
5.00%, 04/15/27 .................. GBP 1,000 1,430,747
5.25%, 05/15/29 .................. 300 441,942
5.50%, 05/15/29
(b)
................. USD 16,773 18,177,738
4.50%, 08/15/30
(b)
................. 23,844 24,916,980

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc.
(b)
:
4.00%, 03/01/27 .................. USD 61,750 $ 61,904,375
6.13%, 03/01/28 .................. 92,764 98,097,930
1,756,944,267
Electric Utilities — 0.9%
ContourGlobal Power Holdings SA, 4.13%,
08/01/25 ...................... EUR 1,056 1,319,244
FirstEnergy Corp.:
Series B, 3.90%, 07/15/27
(j)
.......... USD 7,533 8,303,598
2.65%, 03/01/30 .................. 2,038 2,044,463
Series B, 2.25%, 09/01/30 ........... 1,684 1,628,938
Series C, 4.85%, 07/15/47
(j)
.......... 35,498 44,177,087
Series C, 3.40%, 03/01/50 ........... 15,080 14,444,120
FirstEnergy Transmission LLC
(b)
:
5.45%, 07/15/44 .................. 23,699 30,070,797
4.55%, 04/01/49 .................. 12,884 15,046,336
Naturgy Finance BV, (EUR Swap Annual 9 Year
+ 3.08%), 3.37%
(a)(h)
............... EUR 2,500 3,237,373
NextEra Energy Operating Partners LP
(b)
:
4.25%, 07/15/24 .................. USD 3,915 4,189,050
4.25%, 09/15/24 .................. 106 113,420
NRG Energy, Inc.:
5.75%, 01/15/28 .................. 35 38,238
4.45%, 06/15/29
(b)
................. 22,117 25,647,948
3.63%, 02/15/31
(b)
................. 28,284 29,098,579
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 31,744 33,489,920
PG&E Corp., 5.25%, 07/01/30 .......... 23,538 25,891,800
Vistra Operations Co. LLC, 4.30%, 07/15/29
(b)
14,842 16,846,015
255,586,926
Electrical Equipment — 0.1%
Orano SA:
3.38%, 04/23/26 .................. EUR 500 664,395
2.75%, 03/08/28 .................. 1,000 1,281,144
Sensata Technologies BV
(b)
:
5.63%, 11/01/24 .................. USD 3,212 3,589,538
5.00%, 10/01/25 .................. 10,564 11,752,450
17,287,527
Electronic Equipment, Instruments & Components — 0.2%
Belden, Inc.:
4.13%, 10/15/26 .................. EUR 3,120 3,925,742
3.88%, 03/15/28 .................. 900 1,144,124
CDW LLC:
4.13%, 05/01/25 .................. USD 13,227 13,837,823
3.25%, 02/15/29 .................. 25,931 26,441,841
Itron, Inc., 5.00%, 01/15/26
(b)
........... 1,171 1,195,884
MTS Systems Corp., 5.75%, 08/15/27
(b)
.... 880 954,976
Sensata Technologies, Inc.
(b)
:
4.38%, 02/15/30 .................. 5,571 5,995,789
3.75%, 02/15/31 .................. 14,058 14,572,241
68,068,420
Energy Equipment & Services — 0.5%
Archrock Partners LP
(b)
:
6.88%, 04/01/27 .................. 13,532 14,563,815
6.25%, 04/01/28 .................. 38,125 39,686,600
ChampionX Corp., 6.38%, 05/01/26 ....... 11,427 11,541,270
Pioneer Energy Services Corp.
(b)(d)
:
(LIBOR USD 3 Month + 9.50%), 11.00%,
05/15/25
(a)
.................... 17,601 13,828,244
5.00%, (5.00% Cash or 5.00% PIK),
11/15/25
(g)(k)
................... 12,391 6,615,914
Tervita Corp., 11.00%, 12/01/25
(b)
........ 8,037 8,648,134
Transocean, Inc., 11.50%, 01/30/27
(b)
...... 6,899 4,932,785
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
USA Compression Partners LP:
6.88%, 04/01/26 .................. USD 18,357 $ 19,183,065
6.88%, 09/01/27 .................. 20,119 21,478,642
140,478,469
Entertainment — 1.0%
Lions Gate Capital Holdings LLC
(b)
:
6.38%, 02/01/24 .................. 5,145 5,273,625
5.88%, 11/01/24 .................. 6,779 6,880,685
Live Nation Entertainment, Inc.:
2.50%, 03/15/23
(k)
................. 14,109 18,211,901
4.88%, 11/01/24
(b)
................. 2,420 2,450,250
2.00%, 02/15/25
(b)(k)
................ 11,783 12,469,205
6.50%, 05/15/27
(b)
................. 69,513 77,751,681
4.75%, 10/15/27
(b)
................. 7,095 7,271,807
3.75%, 01/15/28
(b)
................. 13,618 13,759,627
Netflix, Inc.:
4.88%, 04/15/28 .................. 10,679 12,042,709
5.88%, 11/15/28 .................. 35,279 42,290,701
6.38%, 05/15/29 .................. 4,457 5,504,395
3.88%, 11/15/29 .................. EUR 1,030 1,453,084
5.38%, 11/15/29
(b)
................. USD 17,580 20,722,425
3.63%, 06/15/30 .................. EUR 6,167 8,553,104
4.88%, 06/15/30
(b)
................. USD 4,513 5,189,950
Pinewood Finance Co. Ltd., 3.25%, 09/30/25 . GBP 2,679 3,729,476
WMG Acquisition Corp.
(b)
:
5.50%, 04/15/26 .................. USD 6,577 6,815,416
3.88%, 07/15/30 .................. 10,165 10,803,057
3.00%, 02/15/31 .................. 4,626 4,533,480
265,706,578
Equity Real Estate Investment Trusts (REITs) — 3.0%
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(b)
..................... 5,138 5,060,930
Diversified Healthcare Trust, 9.75%, 06/15/25 13,907 15,800,299
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 19,608 20,215,578
GLP Capital LP:
5.25%, 06/01/25 .................. 16,029 18,033,907
5.38%, 04/15/26 .................. 3,645 4,183,257
5.75%, 06/01/28 .................. 4,199 4,973,548
5.30%, 01/15/29 .................. 6,580 7,612,731
4.00%, 01/15/30 .................. 26,174 28,431,769
4.00%, 01/15/31 .................. 19,540 21,322,439
Host Hotels & Resorts LP, Series I, 3.50%,
09/15/30 ...................... 8,640 9,102,613
Iron Mountain UK plc, 3.88%, 11/15/25 ..... GBP 4,932 6,832,816
Iron Mountain, Inc.
(b)
:
5.25%, 03/15/28 .................. USD 8,371 8,833,833
4.88%, 09/15/29 .................. 2,975 3,138,625
5.25%, 07/15/30 .................. 30,031 32,433,480
5.63%, 07/15/32 .................. 31,149 34,341,772
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 .................. 35,390 38,438,849
4.63%, 06/15/25
(b)
................. 20,554 22,013,334
4.50%, 09/01/26 .................. 26,710 28,737,289
5.75%, 02/01/27 .................. 4,476 5,021,490
4.50%, 01/15/28 .................. 25,313 26,929,994
3.88%, 02/15/29
(b)
................. 30,538 31,225,105
MPT Operating Partnership LP:
5.00%, 10/15/27 .................. 6,517 6,932,459
4.63%, 08/01/29 .................. 24,072 25,726,950
3.50%, 03/15/31 .................. 32,980 34,051,850
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(b)
..................... 6,429 6,846,885
RHP Hotel Properties LP, 4.75%, 10/15/27 .. 41,176 42,617,160

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
SBA Communications Corp.:
4.88%, 09/01/24 .................. USD 3,137 $ 3,217,715
3.88%, 02/15/27
(b)
................. 62,845 66,006,103
Service Properties Trust:
4.50%, 06/15/23 .................. 2,810 2,824,050
4.35%, 10/01/24 .................. 2,862 2,826,225
7.50%, 09/15/25 .................. 21,355 24,607,781
5.50%, 12/15/27 .................. 9,155 10,009,704
Uniti Group LP:
6.00%, 04/15/23
(b)
................. 14,142 14,424,840
8.25%, 10/15/23 .................. 40,976 41,283,320
7.88%, 02/15/25
(b)
................. 9,927 10,663,683
VICI Properties LP
(b)
:
3.50%, 02/15/25 .................. 6,504 6,652,128
4.25%, 12/01/26 .................. 55,705 57,774,441
3.75%, 02/15/27 .................. 22,580 23,088,050
4.63%, 12/01/29 .................. 26,831 28,709,170
4.13%, 08/15/30 .................. 58,987 62,268,447
843,214,619
Food & Staples Retailing — 0.6%
Albertsons Cos., Inc.:
5.75%, 03/15/25 .................. 1,518 1,563,540
3.25%, 03/15/26
(b)
................. 31,210 31,678,150
4.63%, 01/15/27
(b)
................. 33,454 35,586,692
5.88%, 02/15/28
(b)
................. 19,068 20,749,607
4.88%, 02/15/30
(b)
................. 8,310 9,156,623
Casino Guichard Perrachon SA
(j)
:
3.58%, 02/07/25 .................. EUR 1,900 2,089,021
4.05%, 08/05/26 .................. 900 969,746
Iceland Bondco plc, 4.63%, 03/15/25 ...... GBP 2,000 2,707,541
Picard Groupe SAS, (EURIBOR 3 Month +
3.00%), 3.00%, 11/30/23
(a)
........... EUR 3,900 4,752,524
Quatrim SASU, 5.88%, 01/15/24 ........ 1,600 2,025,300
Sysco Corp.:
6.60%, 04/01/40 .................. USD 11,350 16,602,287
6.60%, 04/01/50 .................. 11,350 17,480,838
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
9,814 10,267,701
US Foods, Inc., 6.25%, 04/15/25
(b)
....... 8,772 9,375,075
165,004,645
Food Products — 2.1%
Chobani LLC
(b)
:
7.50%, 04/15/25 .................. 49,407 51,808,180
4.63%, 11/15/28 .................. 21,161 21,478,415
JBS Investments II GmbH, 7.00%, 01/15/26
(b)
. 1,800 1,943,460
JBS USA LUX SA
(b)
:
5.75%, 06/15/25 .................. 21,955 22,652,072
6.75%, 02/15/28 .................. 6,468 7,238,096
6.50%, 04/15/29 .................. 21,851 25,436,749
Kraft Heinz Foods Co.:
4.25%, 03/01/31
(b)
................. 70,564 78,682,927
5.00%, 07/15/35 .................. 6,073 7,361,948
6.88%, 01/26/39 .................. 14,509 20,104,494
4.63%, 10/01/39
(b)
................. 6,926 7,733,257
6.50%, 02/09/40 .................. 8,755 11,834,211
5.00%, 06/04/42 .................. 3,696 4,336,419
5.20%, 07/15/45 .................. 11,149 13,256,769
4.38%, 06/01/46 .................. 32,798 35,485,629
4.88%, 10/01/49
(b)
................. 86,731 101,182,407
5.50%, 06/01/50
(b)
................. 88,887 111,975,619
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
19,743 22,038,124
Post Holdings, Inc.
(b)
:
5.00%, 08/15/26 .................. 7,777 8,029,752
5.75%, 03/01/27 .................. 280 296,450
5.63%, 01/15/28 .................. 4,943 5,264,295
Security
Par (000)
Par (000) Value
Food Products (continued)
5.50%, 12/15/29 .................. USD 52 $ 56,745
4.63%, 04/15/30 .................. 6,277 6,603,153
Premier Foods Finance plc, 6.25%, 10/15/23 . GBP 800 1,126,820
Simmons Foods, Inc., 7.75%, 01/15/24
(b)
... USD 13,292 13,840,295
Tereos Finance Groupe I SA, 7.50%, 10/30/25 EUR 1,805 2,332,311
TreeHouse Foods, Inc., 4.00%, 09/01/28 ... USD 4,486 4,640,206
586,738,803
Gas Utilities — 0.1%
Ferrellgas LP, 10.00%, 04/15/25
(b)
........ 20,291 22,432,106
Health Care Equipment & Supplies — 0.8%
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
... 64,079 67,763,542
Hologic, Inc.
(b)
:
4.63%, 02/01/28 .................. 5,335 5,661,769
3.25%, 02/15/29 .................. 5,416 5,510,780
Ortho-Clinical Diagnostics, Inc.
(b)
:
7.38%, 06/01/25 .................. 37,086 39,496,590
7.25%, 02/01/28 .................. 84,393 89,034,615
Teleflex, Inc.:
4.88%, 06/01/26 .................. 2,653 2,762,543
4.63%, 11/15/27 .................. 1,930 2,074,190
4.25%, 06/01/28
(b)
................. 14,844 15,734,640
228,038,669
Health Care Providers & Services — 4.3%
Acadia Healthcare Co., Inc.:
5.63%, 02/15/23 .................. 4,501 4,512,253
5.50%, 07/01/28
(b)
................. 13,004 13,966,946
5.00%, 04/15/29
(b)
................. 9,416 10,051,580
AdaptHealth LLC
(b)
:
6.13%, 08/01/28 .................. 9,719 10,435,776
4.63%, 08/01/29 .................. 5,245 5,389,238
AHP Health Partners, Inc., 9.75%, 07/15/26
(b)
. 28,167 31,089,326
Akumin, Inc., 7.00%, 11/01/25
(b)
......... 4,167 4,375,350
Centene Corp.:
5.38%, 06/01/26
(b)
................. 6,742 7,110,855
5.38%, 08/15/26
(b)
................. 17,737 18,734,706
4.25%, 12/15/27 .................. 35,381 37,503,860
4.63%, 12/15/29 .................. 48,939 54,332,567
3.00%, 10/15/30 .................. 21,409 22,691,399
Community Health Systems, Inc.
(b)
:
8.63%, 01/15/24 .................. 35,766 37,286,055
6.63%, 02/15/25 .................. 45,722 48,121,490
8.00%, 03/15/26 .................. 107,690 116,035,975
5.63%, 03/15/27 .................. 62,535 67,240,759
6.00%, 01/15/29 .................. 47,310 51,107,101
Encompass Health Corp.:
4.50%, 02/01/28 .................. 955 997,975
4.75%, 02/01/30 .................. 4,115 4,408,194
4.63%, 04/01/31 .................. 6,979 7,467,530
HCA, Inc.:
5.38%, 02/01/25 .................. 17,023 19,142,874
5.38%, 09/01/26 .................. 12,556 14,431,866
5.63%, 09/01/28 .................. 40,402 47,674,360
5.88%, 02/01/29 .................. 11,815 14,219,116
3.50%, 09/01/30 .................. 67,461 71,682,448
Legacy LifePoint Health LLC
(b)
:
6.75%, 04/15/25 .................. 12,850 13,798,458
4.38%, 02/15/27 .................. 3,392 3,396,240
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
.... 10,735 10,711,920
MEDNAX, Inc.
(b)
:
5.25%, 12/01/23 .................. 10,568 10,697,987
6.25%, 01/15/27 .................. 18,981 20,356,363
Molina Healthcare, Inc.
(b)
:
4.38%, 06/15/28 .................. 12,500 13,156,250
3.88%, 11/15/30 .................. 18,049 19,357,553

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... USD 11,102 $ 11,795,875
Providence Service Corp. (The), 5.88%,
11/15/25
(b)
..................... 5,536 5,854,320
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ 9,909 10,899,900
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
... 11,086 11,585,535
Surgery Center Holdings, Inc.
(b)
:
6.75%, 07/01/25 .................. 36,990 37,637,749
10.00%, 04/15/27 ................. 29,490 32,586,450
Synlab Bondco plc, (EURIBOR 3 Month +
4.75%), 4.75%, 07/01/25
(a)
........... EUR 3,429 4,271,771
Tenet Healthcare Corp.:
4.63%, 07/15/24 .................. USD 8,506 8,718,820
4.63%, 09/01/24
(b)
................. 11,186 11,549,545
7.50%, 04/01/25
(b)
................. 20,948 22,885,690
4.88%, 01/01/26
(b)
................. 72,151 75,477,883
6.25%, 02/01/27
(b)
................. 9,671 10,251,260
5.13%, 11/01/27
(b)
................. 41,787 44,241,986
4.63%, 06/15/28
(b)
................. 4,423 4,633,093
6.13%, 10/01/28
(b)
................. 34,030 35,458,579
Vizient, Inc., 6.25%, 05/15/27
(b)
......... 13,273 14,268,475
West Street Merger Sub, Inc., 6.38%,
09/01/25
(b)
..................... 29,827 30,572,675
1,184,173,976
Health Care Technology — 0.1%
IQVIA, Inc.:
3.25%, 03/15/25 .................. EUR 8,000 9,870,932
5.00%, 10/15/26
(b)
................. USD 13,786 14,406,370
5.00%, 05/15/27
(b)
................. 837 889,752
25,167,054
Hotels, Restaurants & Leisure — 4.4%
1011778 BC ULC
(b)
:
5.75%, 04/15/25 .................. 12,262 13,120,340
3.88%, 01/15/28 .................. 7,874 7,998,173
4.38%, 01/15/28 .................. 31,003 31,933,090
3.50%, 02/15/29 .................. 7,455 7,445,681
4.00%, 10/15/30 .................. 14,125 14,314,699
Accor SA, 0.70%, 12/07/27
(k)
........... EUR 3,754 2,371,308
Affinity Gaming, 6.88%, 12/15/27
(b)
....... USD 8,536 8,943,935
Aramark International Finance SARL, 3.13%,
04/01/25 ...................... EUR 1,140 1,396,163
Boyd Gaming Corp.:
8.63%, 06/01/25
(b)
................. USD 21,706 24,141,196
6.38%, 04/01/26 .................. 7,879 8,184,784
4.75%, 12/01/27 .................. 10,866 11,287,058
Boyne USA, Inc., 7.25%, 05/01/25
(b)
...... 9,453 9,913,834
Burger King France SAS, 6.00%, 05/01/24 .. EUR 1,986 2,467,733
Caesars Entertainment, Inc.
(b)
:
6.25%, 07/01/25 .................. USD 93,110 99,162,150
8.13%, 07/01/27 .................. 73,245 81,083,863
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
..................... 27,094 28,708,193
Carnival Corp.:
11.50%, 04/01/23
(b)
................ 33,928 39,245,196
10.13%, 02/01/26 ................. EUR 1,376 1,940,956
10.50%, 02/01/26
(b)
................ USD 9,034 10,524,610
7.63%, 03/01/26
(b)
................. 16,863 18,372,070
7.63%, 03/01/26 .................. EUR 1,857 2,399,956
9.88%, 08/01/27
(b)
................. USD 13,487 15,510,050
CCM Merger, Inc., 6.38%, 05/01/26
(b)
...... 13,107 13,762,350
Cedar Fair LP
(b)
:
5.50%, 05/01/25 .................. 50,549 52,697,332
6.50%, 10/01/28 .................. 3,917 4,247,595
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 .................. USD 30,057 $ 31,822,849
4.75%, 01/15/28 .................. 21,020 22,123,550
Cirsa Finance International SARL:
7.88%, 12/20/23
(b)
................. 600 601,500
4.75%, 05/22/25 .................. EUR 2,920 3,470,903
Codere Finance 2 Luxembourg SA:
10.75%, 09/30/23
(j)
................ 1,962 2,468,530
10.75%, (10.75% Cash or 10.75% PIK),
11/01/23
(c)(g)(i)
................... 1,900 1,488,396
11.63%, (11.63% Cash or 11.63% PIK),
11/01/23
(b)(c)(g)(i)
................. USD 1,300 829,048
CPUK Finance Ltd.:
4.25%, 08/28/22 .................. GBP 396 543,339
4.88%, 08/28/25 .................. 1,850 2,516,922
Dave & Buster's, Inc., 7.63%, 11/01/25
(b)
.... USD 15,002 15,789,605
Gamma Bidco SpA, 6.25%, 07/15/25 ...... EUR 3,272 4,157,128
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
.... USD 45,589 45,261,671
Hilton Domestic Operating Co., Inc.:
5.38%, 05/01/25
(b)
................. 10,562 11,222,125
5.13%, 05/01/26 .................. 10,207 10,538,728
5.75%, 05/01/28
(b)
................. 11,868 12,906,450
4.88%, 01/15/30 .................. 44,690 48,823,825
4.00%, 05/01/31
(b)
................. 29,637 31,270,295
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ...................... 4,937 5,225,444
InterContinental Hotels Group plc, 3.38%,
10/08/28 ...................... GBP 1,400 2,103,365
International Game Technology plc:
3.50%, 07/15/24 .................. EUR 1,700 2,162,992
3.50%, 06/15/26 .................. 400 504,542
2.38%, 04/15/28 .................. 700 848,377
IRB Holding Corp., 7.00%, 06/15/25
(b)
..... USD 8,718 9,524,415
Las Vegas Sands Corp.:
2.90%, 06/25/25 .................. 2,276 2,381,681
3.50%, 08/18/26 .................. 2,312 2,474,058
3.90%, 08/08/29 .................. 4,781 5,141,692
Marriott Ownership Resorts, Inc., 6.50%,
09/15/26 ...................... 1,952 2,039,840
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
600 629,820
MGM Resorts International:
7.75%, 03/15/22 .................. 15,111 16,093,215
6.00%, 03/15/23 .................. 13,120 14,087,600
5.75%, 06/15/25 .................. 744 822,604
NCL Corp. Ltd.
(b)
:
10.25%, 02/01/26 ................. 9,259 10,833,030
5.88%, 03/15/26 .................. 14,059 14,787,537
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
..................... 8,181 8,753,670
Powdr Corp., 6.00%, 08/01/25
(b)
......... 19,473 20,495,333
Royal Caribbean Cruises Ltd.
(b)
:
10.88%, 06/01/23 ................. 7,560 8,602,373
9.13%, 06/15/23 .................. 11,493 12,469,905
11.50%, 06/01/25 ................. 14,495 16,945,380
Scientific Games International, Inc.:
8.63%, 07/01/25
(b)
................. 13,100 14,344,500
5.00%, 10/15/25
(b)
................. 9,833 10,146,574
3.38%, 02/15/26 .................. EUR 8,200 9,929,877
8.25%, 03/15/26
(b)
................. USD 31,155 33,572,628
7.00%, 05/15/28
(b)
................. 7,540 8,107,083
7.25%, 11/15/29
(b)
................. 4,781 5,247,148
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(b)
..................... 10,911 11,845,254
Sisal Group SpA, 7.00%, 07/31/23 ....... EUR 688 848,283
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
USD 56,514 61,035,120

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC, 4.50%, 02/15/28
(b)
.... USD 10,413 $ 10,491,097
Stonegate Pub Co. Financing plc:
8.00%, 07/13/25 .................. GBP 1,764 2,396,108
8.25%, 07/31/25 .................. 1,300 1,799,972
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
...... USD 11,406 12,175,905
Wagamama Finance plc, 4.13%, 07/01/22 ... GBP 2,800 3,720,256
Wyndham Destinations, Inc., 6.63%, 07/31/26
(b)
USD 11,413 13,067,885
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 10,404 10,810,276
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... 7,671 7,906,883
Wynn Resorts Finance LLC
(b)
:
7.75%, 04/15/25 .................. 15,193 16,465,414
5.13%, 10/01/29 .................. 38,338 40,159,055
Yum! Brands, Inc.:
7.75%, 04/01/25
(b)
................. 11,681 12,936,708
4.75%, 01/15/30
(b)
................. 7,929 8,694,148
3.63%, 03/15/31 .................. 4,589 4,638,699
5.35%, 11/01/43 .................. 718 811,340
1,215,084,265
Household Durables — 1.0%
Ashton Woods USA LLC, 6.63%, 01/15/28
(b)
. 3,575 3,762,687
Brookfield Residential Properties, Inc.
(b)
:
6.25%, 09/15/27 .................. 6,121 6,511,214
4.88%, 02/15/30 .................. 31,091 32,140,321
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
15,749 16,831,744
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
..................... 6,390 6,805,350
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
..................... 21,092 22,146,600
Lennar Corp.:
6.25%, 12/15/21 .................. 54 55,296
4.75%, 05/30/25 .................. 16 18,280
5.25%, 06/01/26 .................. 4,134 4,898,790
4.75%, 11/29/27 .................. 2,845 3,362,221
Mattamy Group Corp.
(b)
:
5.25%, 12/15/27 .................. 7,685 8,126,887
4.63%, 03/01/30 .................. 14,421 15,286,260
MDC Holdings, Inc., 6.00%, 01/15/43 ...... 11,969 16,044,983
Meritage Homes Corp., 5.13%, 06/06/27 .... 2,751 3,074,242
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
5,333 5,476,938
Newell Brands, Inc., 4.88%, 06/01/25 ...... 3,845 4,230,654
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
30,340 32,463,800
PulteGroup, Inc.:
5.00%, 01/15/27 .................. 1,006 1,187,080
7.88%, 06/15/32 .................. 1,100 1,645,875
6.38%, 05/15/33 .................. 11,485 15,735,599
6.00%, 02/15/35 .................. 7,702 10,472,409
Taylor Morrison Communities, Inc.
(b)
:
5.88%, 06/15/27 .................. 7,720 8,749,230
5.13%, 08/01/30 .................. 15,320 17,158,400
Tempur Sealy International, Inc., 5.50%,
06/15/26 ...................... 218 226,873
Toll Brothers Finance Corp., 4.35%, 02/15/28 . 639 709,290
TRI Pointe Group, Inc.:
5.88%, 06/15/24 .................. 1,663 1,815,165
5.25%, 06/01/27 .................. 4,958 5,391,825
5.70%, 06/15/28 .................. 3,737 4,219,073
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
..................... 15,640 16,187,400
264,734,486
Household Products — 0.2%
Central Garden & Pet Co., 4.13%, 10/15/30 .. 14,377 14,988,022
Energizer Holdings, Inc.
(b)
:
4.75%, 06/15/28 .................. 6,161 6,484,453
Security
Par (000)
Par (000) Value
Household Products (continued)
4.38%, 03/31/29 .................. USD 1,324 $ 1,371,028
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26
(b)
..................... 5,184 5,408,001
Spectrum Brands, Inc.:
5.75%, 07/15/25 .................. 1,010 1,042,926
5.00%, 10/01/29
(b)
................. 6,057 6,504,612
5.50%, 07/15/30
(b)
................. 10,692 11,520,630
47,319,672
Independent Power and Renewable Electricity Producers — 0.7%
Calpine Corp.
(b)
:
5.25%, 06/01/26 .................. 4,390 4,541,455
4.50%, 02/15/28 .................. 32,675 33,982,000
5.13%, 03/15/28 .................. 74,524 78,397,012
4.63%, 02/01/29 .................. 18,136 18,648,886
5.00%, 02/01/31 .................. 26,250 27,431,250
3.75%, 03/01/31 .................. 17,142 16,976,237
Clearway Energy Operating LLC:
5.75%, 10/15/25 .................. 701 737,803
4.75%, 03/15/28
(b)
................. 6,026 6,462,885
187,177,528
Industrial Conglomerates — 0.1%
General Electric Co.:
4.25%, 05/01/40 .................. 8,425 9,960,082
4.35%, 05/01/50 .................. 6,695 8,142,113
18,102,195
Insurance — 1.7%
Achmea BV, (EURIBOR Swap Rate 5 Year +
4.78%), 4.62%
(a)(h)
................ EUR 2,800 3,664,339
Acrisure LLC, 8.13%, 02/15/24
(b)
......... USD 52 55,053
Alliant Holdings Intermediate LLC
(b)
:
4.25%, 10/15/27 .................. 85,669 87,596,552
6.75%, 10/15/27 .................. 112,501 120,376,070
AmWINS Group, Inc., 7.75%, 07/01/26
(b)
.... 23,856 25,618,958
Ardonagh Midco 2 plc, 11.50%, 01/15/27
(b)
.. 5,972 6,375,110
Assicurazioni Generali SpA, (EURIBOR 3
Month + 4.50%), 4.60%
(a)(h)
.......... EUR 900 1,233,622
AssuredPartners, Inc., 5.63%, 01/15/29
(b)
... USD 18,985 19,815,594
ELM BV for Swiss Re Ltd., 3.25%, 06/13/24
(k)
. 1,000 1,110,010
Galaxy Bidco Ltd., 6.50%, 07/31/26 ....... GBP 1,984 2,830,110
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
.. USD 13,165 14,296,532
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)
..................... 14,724 15,717,870
HUB International Ltd., 7.00%, 05/01/26
(b)
... 67,197 70,273,951
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.62%
(a)(h)
................ GBP 1,925 2,915,425
Liberty Mutual Group, Inc., (EUR Swap Annual
5 Year + 3.70%), 3.62%, 05/23/59
(a)
..... EUR 700 877,844
NFP Corp.
(b)
:
7.00%, 05/15/25 .................. USD 5,646 6,069,450
6.88%, 08/15/28 .................. 70,214 74,966,084
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%), 4.25%,
12/14/47
(a)
..................... EUR 1,000 1,295,587
Unipol Gruppo SpA, 3.25%, 09/23/30 ...... 2,625 3,393,674
Willis North America, Inc., 2.95%, 09/15/29 .. USD 1,190 1,302,000
459,783,835
Interactive Media & Services — 0.1%
Adevinta ASA:
2.63%, 11/15/25 .................. EUR 891 1,112,437
3.00%, 11/15/27 .................. 1,158 1,461,921

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
..................... USD 31,292 $ 32,784,628
35,358,986
Internet & Direct Marketing Retail — 0.4%
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... 17,407 17,711,622
Expedia Group, Inc.
(b)
:
6.25%, 05/01/25 .................. 37,743 43,747,933
4.63%, 08/01/27 .................. 15,680 17,514,642
Go Daddy Operating Co. LLC, 5.25%,
12/01/27
(b)
..................... 7,055 7,425,388
Match Group Holdings II LLC
(b)
:
4.63%, 06/01/28 .................. 13,767 14,429,537
4.13%, 08/01/30 .................. 11,975 12,454,000
Very Group Funding plc (The), 7.75%, 11/15/22 GBP 1,000 1,384,731
114,667,853
IT Services — 1.5%
Arches Buyer, Inc.
(b)
:
4.25%, 06/01/28 .................. USD 7,796 7,895,009
6.13%, 12/01/28 .................. 3,394 3,504,984
Austin BidCo, Inc., 7.13%, 12/15/28
(b)
...... 5,164 5,389,925
Banff Merger Sub, Inc.:
8.38%, 09/01/26 .................. EUR 1,247 1,587,380
9.75%, 09/01/26
(b)
................. USD 87,969 95,019,716
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
25,056 25,651,080
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
. 23,995 24,714,850
Cablevision Lightpath LLC
(b)
:
3.88%, 09/15/27 .................. 11,893 11,967,331
5.63%, 09/15/28 .................. 18,238 19,081,508
Centurion Bidco SpA, 5.88%, 09/30/26 ..... EUR 2,268 2,850,365
Gartner, Inc.
(b)
:
4.50%, 07/01/28 .................. USD 16,426 17,329,430
3.75%, 10/01/30 .................. 27,067 28,522,122
KBR, Inc., 4.75%, 09/30/28
(b)
........... 13,182 13,742,235
Northwest Fiber LLC, 10.75%, 06/01/28
(b)
... 6,083 6,934,620
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
... 15,543 16,487,704
Science Applications International Corp.,
4.88%, 04/01/28
(b)
................ 11,711 12,413,660
Tempo Acquisition LLC
(b)
:
5.75%, 06/01/25 .................. 20,268 21,534,750
6.75%, 06/01/25 .................. 66,720 68,958,456
Unisys Corp., 6.88%, 11/01/27
(b)
......... 8,152 8,906,060
United Group BV:
4.88%, 07/01/24 .................. EUR 1,796 2,237,965
4.00%, 11/15/27 .................. 3,489 4,252,789
WEX, Inc., 4.75%, 02/01/23
(b)
.......... USD 7,640 7,649,550
406,631,489
Leisure Products — 0.3%
Mattel, Inc.:
6.75%, 12/31/25
(b)
................. 41,448 43,747,121
5.88%, 12/15/27
(b)
................. 10,302 11,448,098
6.20%, 10/01/40 .................. 4,651 5,430,042
5.45%, 11/01/41 .................. 13,618 14,984,566
75,609,827
Life Sciences Tools & Services — 0.2%
(b)
Charles River Laboratories International, Inc.:
5.50%, 04/01/26 .................. 3,187 3,338,064
4.25%, 05/01/28 .................. 8,238 8,629,305
Syneos Health, Inc., 3.63%, 01/15/29 ..... 34,838 34,934,327
46,901,696
Machinery — 1.1%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
.. 12,691 13,484,188
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
..................... 7,709 7,843,907
Security
Par (000)
Par (000) Value
Machinery (continued)
Clark Equipment Co., 5.88%, 06/01/25
(b)
.... USD 17,196 $ 18,141,780
Colfax Corp.
(b)
:
6.00%, 02/15/24 .................. 5,146 5,332,645
6.38%, 02/15/26 .................. 7,880 8,411,900
EnPro Industries, Inc., 5.75%, 10/15/26 .... 6,448 6,851,000
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
... 10,037 10,149,916
Grinding Media, Inc., 7.38%, 12/15/23
(b)
.... 11,995 12,174,925
Husky III Holding Ltd., 0.00%, (0.00% Cash or
13.75% PIK), 02/15/25
(b)(g)
........... 16,548 17,995,950
Meritor, Inc., 4.50%, 12/15/28
(b)
......... 5,330 5,463,250
Mueller Water Products, Inc., 5.50%, 06/15/26
(b)
2,495 2,585,444
Navistar International Corp.
(b)
:
9.50%, 05/01/25 .................. 4,413 4,953,592
6.63%, 11/01/25 .................. 9,126 9,560,854
Novafives SAS, 5.00%, 06/15/25 ........ EUR 1,660 1,764,307
Platin 1426 GmbH, 5.38%, 06/15/23 ...... 723 877,436
RBS Global, Inc., 4.88%, 12/15/25
(b)
...... USD 27,588 28,105,275
Rebecca Bidco GmbH, 5.75%, 07/15/25 .... EUR 1,523 1,958,253
Sofima Holding SpA:
3.75%, 01/15/28 .................. 1,907 2,362,069
(EURIBOR 3 Month + 4.00%), 4.00%,
01/15/28
(a)
.................... 1,560 1,920,068
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
. USD 7,007 7,567,560
Terex Corp., 5.63%, 02/01/25
(b)
......... 4,154 4,279,139
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
.... 35,975 37,414,000
Vertical Holdco GmbH, 7.63%, 07/15/28
(b)
... 20,056 21,861,040
Vertical Midco GmbH, 4.38%, 07/15/27 .... EUR 2,069 2,659,661
Vertical US Newco, Inc., 5.25%, 07/15/27
(b)
.. USD 59,862 63,453,720
Wabash National Corp., 5.50%, 10/01/25
(b)
.. 14,911 15,209,220
312,381,099
Marine — 0.0%
CMA CGM SA:
6.50%, 07/15/22 .................. EUR 1,800 2,231,955
7.50%, 01/15/26 .................. 1,486 1,942,448
4,174,403
Media — 5.4%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
..................... USD 11,318 11,968,785
Altice Financing SA:
2.25%, 01/15/25 .................. EUR 2,351 2,768,704
7.50%, 05/15/26
(b)
................. USD 66,514 70,192,224
3.00%, 01/15/28 .................. EUR 1,649 1,936,801
5.00%, 01/15/28
(b)
................. USD 21,472 22,000,963
AMC Networks, Inc., 4.75%, 08/01/25 ..... 6,612 6,828,212
Block Communications, Inc., 4.88%, 03/01/28
(b)
6,846 7,051,380
Cable One, Inc., 4.00%, 11/15/30
(b)
....... 19,202 19,946,077
Century Communications Corp. Escrow, 0.00%,
03/15/13
(c)(d)(i)
................... 625 —
Charter Communications Operating LLC,
3.85%, 04/01/61 ................. 52,315 52,741,231
Clear Channel International BV, 6.63%,
08/01/25
(b)
..................... 29,240 30,848,200
Clear Channel Worldwide Holdings, Inc.:
9.25%, 02/15/24 .................. 25,306 25,622,325
5.13%, 08/15/27
(b)
................. 93,390 94,323,900
CSC Holdings LLC:
5.25%, 06/01/24 .................. 15,856 17,162,534
5.38%, 02/01/28
(b)
................. 2,225 2,375,188
6.50%, 02/01/29
(b)
................. 5,587 6,308,002
5.75%, 01/15/30
(b)
................. 17,017 18,654,886
4.13%, 12/01/30
(b)
................. 21,954 22,955,103
4.63%, 12/01/30
(b)
................. 118,645 123,835,719
3.38%, 02/15/31
(b)
................. 31,909 31,310,706
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
15,649 12,714,813

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Media (continued)
DISH DBS Corp.:
6.75%, 06/01/21 .................. USD 23,677 $ 24,155,512
5.88%, 07/15/22 .................. 56,935 59,497,075
5.00%, 03/15/23 .................. 50,252 51,885,190
5.88%, 11/15/24 .................. 26,788 28,088,155
7.75%, 07/01/26 .................. 37,462 41,957,815
DISH Network Corp.
(k)
:
2.38%, 03/15/24 .................. 17,298 16,120,523
3.38%, 08/15/26 .................. 24,335 23,196,892
Entercom Media Corp., 6.50%, 05/01/27
(b)
... 12,966 13,176,697
GCI LLC, 4.75%, 10/15/28
(b)
........... 6,216 6,629,675
Informa plc, 2.13%, 10/06/25 ........... EUR 1,727 2,221,651
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... USD 38,626 41,571,233
Liberty Broadband Corp.
(b)(k)
:
1.25%, 09/30/50 .................. 20,388 20,581,910
2.75%, 09/30/50 .................. 64,986 69,519,562
Meredith Corp., 6.88%, 02/01/26 ........ 3,766 3,671,850
Midcontinent Communications, 5.38%,
08/15/27
(b)
..................... 8,651 9,040,295
Outfront Media Capital LLC, 5.00%, 08/15/27
(b)
17,045 17,343,288
PFD ADELPHIA, Series B, 10.50%, 07/15/04
(c)
(d)(i)
......................... 800 —
Quebecor Media, Inc., 5.75%, 01/15/23 .... 1,537 1,659,960
Radiate Holdco LLC
(b)
:
4.50%, 09/15/26 .................. 44,256 45,639,000
6.50%, 09/15/28 .................. 91,901 96,840,679
Scripps Escrow II, Inc.
(b)
:
3.88%, 01/15/29 .................. 6,810 7,077,395
5.38%, 01/15/31 .................. 12,208 12,726,840
SES SA, (EUR Swap Annual 5 Year + 5.40%),
5.62%
(a)(h)
..................... EUR 3,400 4,557,042
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
..................... USD 46,770 47,856,467
Sirius XM Radio, Inc.
(b)
:
5.00%, 08/01/27 .................. 19,099 20,292,878
5.50%, 07/01/29 .................. 12,869 14,159,922
4.13%, 07/01/30 .................. 18,688 19,891,040
Summer BC Holdco A SARL, 9.25%, 10/31/27 EUR 1,442 1,857,749
Summer BC Holdco B SARL, 5.75%, 10/31/26 5,500 7,076,866
Summer BidCo BV
(g)
:
0.00%, (0.00% Cash or 9.75% PIK),
11/15/25
(a)
.................... 1,582 1,992,962
0.00%, (0.00% Cash or 9.75% PIK),
11/15/25 ..................... 1,165 1,467,545
TEGNA, Inc.
(b)
:
5.50%, 09/15/24 .................. USD 988 1,004,055
4.63%, 03/15/28 .................. 446 456,035
Tele Columbus AG, 3.88%, 05/02/25 ...... EUR 773 946,033
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ USD 17,200 18,343,800
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
. 48,964 53,982,810
Townsquare Media, Inc., 6.88%, 02/01/26
(b)
.. 5,487 5,746,700
Univision Communications, Inc.
(b)
:
5.13%, 02/15/25 .................. 8,403 8,466,022
6.63%, 06/01/27 .................. 20,711 22,244,650
UPC Holding BV, 3.88%, 06/15/29 ....... EUR 100 125,219
UPCB Finance VII Ltd., 3.63%, 06/15/29 .... 2,854 3,610,363
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28 ................. GBP 1,527 2,129,936
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ USD 46,243 48,092,720
Ziggo Bond Co. BV
(b)
:
6.00%, 01/15/27 .................. 3,625 3,830,791
5.13%, 02/28/30 .................. 14,336 15,128,781
Security
Par (000)
Par (000) Value
Media (continued)
Ziggo BV:
4.25%, 01/15/27 .................. EUR 2,738 $ 3,493,881
5.50%, 01/15/27
(b)
................. USD 21,033 21,953,194
2.88%, 01/15/30 .................. EUR 1,018 1,265,403
4.88%, 01/15/30
(b)
................. USD 1,194 1,255,192
1,505,375,006
Metals & Mining — 2.2%
Allegheny Technologies, Inc., 7.88%, 08/15/23
(j)
5,284 5,782,493
Arconic Corp.
(b)
:
6.00%, 05/15/25 .................. 12,518 13,362,965
6.13%, 02/15/28 .................. 8,216 8,857,875
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 72,697 78,512,760
Constellium SE
(b)
:
5.75%, 05/15/24 .................. 28,610 29,194,216
6.63%, 03/01/25 .................. 23,173 23,665,426
5.88%, 02/15/26 .................. 14,382 14,813,460
5.63%, 06/15/28 .................. 18,362 19,785,055
Freeport-McMoRan, Inc.:
4.55%, 11/14/24 .................. 3,140 3,430,450
4.38%, 08/01/28 .................. 23,605 25,080,313
4.63%, 08/01/30 .................. 34,179 37,511,453
5.40%, 11/14/34 .................. 6,466 8,090,582
5.45%, 03/15/43 .................. 103,178 128,456,610
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
..................... 11,979 13,566,218
Kaiser Aluminum Corp.
(b)
:
6.50%, 05/01/25 .................. 6,715 7,185,050
4.63%, 03/01/28 .................. 5,166 5,359,725
New Gold, Inc.
(b)
:
6.38%, 05/15/25 .................. 4,100 4,284,500
7.50%, 07/15/27 .................. 31,772 35,108,060
Novelis Corp.
(b)
:
5.88%, 09/30/26 .................. 34,262 35,803,790
4.75%, 01/30/30 .................. 55,949 60,277,494
thyssenkrupp AG:
1.88%, 03/06/23 .................. EUR 1,147 1,398,537
2.88%, 02/22/24 .................. 9,272 11,386,606
2.50%, 02/25/25 .................. 200 243,780
United States Steel Corp., 12.00%, 06/01/25
(b)
USD 37,206 42,972,930
Vedanta Resources Finance II plc, 13.88%,
01/21/24
(b)
..................... 6,835 7,181,022
621,311,370
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.:
5.00%, 12/15/21 .................. 3,256 3,310,603
5.50%, 11/01/23
(b)
................. 2,231 2,331,395
5,641,998
Multiline Retail — 0.3%
B&M European Value Retail SA, 3.63%,
07/15/25 ...................... GBP 1,213 1,691,538
Macy's, Inc., 8.38%, 06/15/25
(b)
......... USD 35,253 39,148,457
Marks & Spencer plc, 4.50%, 07/10/27
(j)
.... GBP 3,400 4,821,122
Nordstrom, Inc., 8.75%, 05/15/25
(b)
....... USD 35,220 39,448,207
85,109,324
Oil, Gas & Consumable Fuels — 10.2%
Antero Midstream Partners LP, 7.88%,
05/15/26
(b)
..................... 25,028 25,843,412
Antero Resources Corp., 8.38%, 07/15/26
(b)
.. 3,858 3,937,822
Apache Corp.:
4.88%, 11/15/27 .................. 13,789 14,616,340
5.10%, 09/01/40 .................. 12,384 13,204,440
5.25%, 02/01/42 .................. 2,180 2,349,691
4.75%, 04/15/43 .................. 17,577 18,224,976

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.25%, 01/15/44 .................. USD 1,654 $ 1,631,886
5.35%, 07/01/49 .................. 5,923 6,077,176
Ascent Resources Utica Holdings LLC:
9.00%, 11/01/27
(b)
................. 27,183 30,173,130
9.00%, 11/01/27 .................. 215 238,650
Baytex Energy Corp., 8.75%, 04/01/27
(b)
.... 15,350 9,767,512
Blue Racer Midstream LLC, 7.63%, 12/15/25
(b)
12,071 12,855,615
BP Capital Markets plc
(a)(h)
:
(EUR Swap Annual 5 Year + 3.88%), 3.25% EUR 1,100 1,431,163
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.17%), 4.25% .... GBP 1,475 2,163,300
Buckeye Partners LP:
4.13%, 03/01/25
(b)
................. USD 1,622 1,642,275
3.95%, 12/01/26 .................. 2,631 2,665,203
4.50%, 03/01/28
(b)
................. 6,121 6,304,630
5.85%, 11/15/43 .................. 8,448 8,312,325
5.60%, 10/15/44 .................. 10,558 10,148,878
Callon Petroleum Co., 9.00%, 04/01/25
(b)
... 30,273 27,245,700
Cenovus Energy, Inc.:
3.00%, 08/15/22 .................. 5,595 5,717,078
3.80%, 09/15/23 .................. 3,180 3,303,149
5.38%, 07/15/25 .................. 18,706 21,090,080
5.40%, 06/15/47 .................. 7,730 9,074,291
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
..................... 9,314 6,682,795
Cheniere Energy Partners LP:
5.25%, 10/01/25 .................. 868 890,785
5.63%, 10/01/26 .................. 5,046 5,247,840
4.50%, 10/01/29 .................. 34,396 36,383,401
Cheniere Energy, Inc., 4.63%, 10/15/28
(b)
... 93,139 97,795,950
CITGO Petroleum Corp., 7.00%, 06/15/25
(b)
.. 18,761 18,714,097
CNX Resources Corp.
(b)
:
7.25%, 03/14/27 .................. 24,496 26,210,720
6.00%, 01/15/29 .................. 18,578 19,032,882
Comstock Resources, Inc.:
7.50%, 05/15/25
(b)
................. 21,993 22,533,808
9.75%, 08/15/26 .................. 40,245 43,326,240
Continental Resources, Inc.:
5.00%, 09/15/22 .................. 19,349 19,378,023
4.50%, 04/15/23 .................. 2,361 2,434,427
5.75%, 01/15/31
(b)
................. 17,321 19,225,964
4.90%, 06/01/44 .................. 16,264 16,085,259
Crestwood Midstream Partners LP:
6.25%, 04/01/23
(j)
................. 7,097 7,114,742
5.63%, 05/01/27
(b)
................. 10,081 9,980,190
CrownRock LP, 5.63%, 10/15/25
(b)
....... 56,203 57,396,190
CVR Energy, Inc.
(b)
:
5.25%, 02/15/25 .................. 6,609 6,377,685
5.75%, 02/15/28 .................. 4,096 3,880,960
DCP Midstream Operating LP:
5.38%, 07/15/25 .................. 12,978 14,260,486
5.63%, 07/15/27 .................. 11,961 13,276,710
5.13%, 05/15/29 .................. 9,524 10,563,259
6.45%, 11/03/36
(b)
................. 18,909 20,421,720
6.75%, 09/15/37
(b)
................. 13,525 14,607,000
Diamondback Energy, Inc.:
4.75%, 05/31/25 .................. 8,675 9,766,217
3.50%, 12/01/29 .................. 19,697 21,042,614
Double Eagle III Midco 1 LLC, 7.75%,
12/15/25
(b)
..................... 17,396 18,446,370
Endeavor Energy Resources LP
(b)
:
6.63%, 07/15/25 .................. 12,619 13,502,330
5.50%, 01/30/26 .................. 38,367 39,370,297
5.75%, 01/30/28 .................. 23,826 25,701,106
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Operating LP:
5.80%, 06/15/38 .................. USD 2,340 $ 2,688,197
6.50%, 02/01/42 .................. 20,892 25,487,943
5.15%, 03/15/45 .................. 5,220 5,656,876
6.13%, 12/15/45 .................. 2,455 2,900,084
6.00%, 06/15/48 .................. 15,278 18,002,562
6.25%, 04/15/49 .................. 7,063 8,543,110
5.00%, 05/15/50 .................. 34,955 37,852,536
EnLink Midstream LLC:
5.63%, 01/15/28
(b)
................. 12,534 12,787,187
5.38%, 06/01/29 .................. 502 488,195
EnLink Midstream Partners LP:
4.40%, 04/01/24 .................. 14,993 14,794,643
4.15%, 06/01/25 .................. 377 367,575
4.85%, 07/15/26 .................. 1,948 1,901,910
5.60%, 04/01/44 .................. 9,542 7,657,455
5.05%, 04/01/45 .................. 3,507 2,794,693
EQM Midstream Partners LP:
4.00%, 08/01/24 .................. 5,000 5,151,100
6.00%, 07/01/25
(b)
................. 18,139 19,862,205
4.13%, 12/01/26 .................. 1,685 1,697,638
6.50%, 07/01/27
(b)
................. 23,149 26,066,584
5.50%, 07/15/28 .................. 9,013 9,849,857
EQT Corp.:
7.88%, 02/01/25
(j)
................. 3,000 3,416,250
3.90%, 10/01/27 .................. 21,853 21,709,863
5.00%, 01/15/29 .................. 10,872 11,462,567
8.75%, 02/01/30
(j)
................. 13,191 16,158,975
Extraction Oil & Gas, Inc.
(b)(c)(i)
:
7.38%, 05/15/24 .................. 25,017 4,503,060
5.63%, 02/01/26 .................. 22,123 3,982,140
Genesis Energy LP:
5.63%, 06/15/24 .................. 11,166 10,886,850
6.50%, 10/01/25 .................. 355 345,237
8.00%, 01/15/27 .................. 15,243 15,093,619
7.75%, 02/01/28 .................. 1,513 1,448,698
Great Western Petroleum LLC, 9.00%,
09/30/21
(b)
..................... 23,178 13,443,240
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
.. 20,765 22,088,769
Hess Midstream Operations LP
(b)
:
5.63%, 02/15/26 .................. 9,696 10,083,840
5.13%, 06/15/28 .................. 3,833 4,006,673
Holly Energy Partners LP, 5.00%, 02/01/28
(b)
. 11,011 11,093,582
Indigo Natural Resources LLC, 6.88%,
02/15/26
(b)
..................... 33,645 34,402,013
Ithaca Energy North Sea plc, 9.38%, 07/15/24
(b)
3,275 3,206,684
Jagged Peak Energy LLC, 5.88%, 05/01/26 .. 2,000 2,070,000
Kinder Morgan Energy Partners LP:
4.70%, 11/01/42 .................. 19,570 22,400,058
5.00%, 03/01/43 .................. 7,000 8,223,462
Kinder Morgan, Inc.:
5.55%, 06/01/45 .................. 6,120 7,864,985
5.05%, 02/15/46 .................. 6,598 8,054,719
Matador Resources Co., 5.88%, 09/15/26 ... 30,913 30,294,740
MEG Energy Corp.
(b)
:
7.00%, 03/31/24 .................. 24,280 24,522,800
6.50%, 01/15/25 .................. 24,771 25,515,369
7.13%, 02/01/27 .................. 7,601 7,848,032
MPLX LP:
5.20%, 03/01/47 .................. 6,671 8,115,106
4.70%, 04/15/48 .................. 27,442 32,542,914
5.50%, 02/15/49 .................. 12,223 16,095,404
Murphy Oil Corp.:
5.75%, 08/15/25 .................. 6,527 6,461,730
6.37%, 12/01/42
(j)
................. 1,714 1,510,462

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
USD 2,826 $ 2,795,677
New Fortress Energy, Inc., 6.75%, 09/15/25
(b)
. 81,756 86,839,588
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
..... 12,239 16,546,870
NuStar Logistics LP:
5.75%, 10/01/25 .................. 10,223 10,887,495
6.00%, 06/01/26 .................. 6,462 6,988,717
6.38%, 10/01/30 .................. 1,866 2,113,805
Occidental Petroleum Corp.:
2.70%, 08/15/22 .................. 25,239 25,270,549
2.70%, 02/15/23 .................. 26,582 26,556,747
6.95%, 07/01/24 .................. 5,108 5,516,640
2.90%, 08/15/24 .................. 25,043 24,103,888
5.50%, 12/01/25 .................. 9,181 9,572,202
3.40%, 04/15/26 .................. 5,479 5,223,706
3.20%, 08/15/26 .................. 1,221 1,141,635
3.00%, 02/15/27 .................. 400 356,000
7.20%, 03/15/29 .................. 5,695 5,751,950
8.88%, 07/15/30 .................. 3,023 3,548,246
6.13%, 01/01/31 .................. 17,199 18,406,370
4.30%, 08/15/39 .................. 27,765 23,475,863
6.20%, 03/15/40 .................. 38,386 38,002,140
4.50%, 07/15/44 .................. 16,520 14,000,700
4.63%, 06/15/45 .................. 41,835 36,464,641
6.60%, 03/15/46 .................. 3,328 3,376,838
4.40%, 04/15/46 .................. 30,470 26,553,539
4.10%, 02/15/47 .................. 4,297 3,512,583
4.20%, 03/15/48 .................. 21,725 17,705,875
4.40%, 08/15/49 .................. 14,073 11,860,724
Ovintiv Exploration, Inc., 5.75%, 01/30/22 ... 6,802 7,064,908
Parkland Corp., 5.88%, 07/15/27
(b)
....... 11,300 12,217,899
Parsley Energy LLC
(b)
:
5.38%, 01/15/25 .................. 9,784 10,061,866
5.25%, 08/15/25 .................. 6,084 6,336,486
5.63%, 10/15/27 .................. 1,691 1,850,799
4.13%, 02/15/28 .................. 20,804 21,844,200
PBF Holding Co. LLC, 9.25%, 05/15/25
(b)
... 69,282 68,305,124
PDC Energy, Inc.:
1.13%, 09/15/21
(k)
................. 14,275 13,869,301
6.13%, 09/15/24 .................. 9,909 10,182,588
6.25%, 12/01/25 .................. 2,220 2,192,250
5.75%, 05/15/26 .................. 18,264 18,857,580
Plains All American Pipeline LP:
3.55%, 12/15/29 .................. 7,532 7,882,267
3.80%, 09/15/30 .................. 5,527 5,941,806
6.65%, 01/15/37 .................. 8,186 9,992,685
5.15%, 06/01/42 .................. 3,791 4,069,516
4.30%, 01/31/43 .................. 8,315 8,181,123
4.70%, 06/15/44 .................. 6,990 7,247,994
4.90%, 02/15/45 .................. 12,627 13,400,971
QEP Resources, Inc.:
5.38%, 10/01/22 .................. 19,314 20,110,703
5.25%, 05/01/23 .................. 25,372 26,704,030
5.63%, 03/01/26 .................. 8,148 8,934,689
Range Resources Corp.:
5.88%, 07/01/22 .................. 1,521 1,521,000
5.00%, 08/15/22 .................. 24,638 24,391,620
5.00%, 03/15/23 .................. 7,336 7,152,600
4.88%, 05/15/25 .................. 6,830 6,451,550
Rattler Midstream LP, 5.63%, 07/15/25
(b)
.... 15,781 16,668,681
Repsol International Finance BV
(a)(h)
:
(EUR Swap Annual 5 Year + 4.00%), 3.75% EUR 1,250 1,637,201
(EUR Swap Annual 5 Year + 4.41%), 4.25% 825 1,117,466
Rubis Terminal Infra SAS, 5.63%, 05/15/25 .. 3,755 4,887,305
Sabine Pass Liquefaction LLC, 4.50%,
05/15/30
(b)
..................... USD 25,015 29,649,717
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.:
6.13%, 11/15/22 .................. USD 2,667 $ 2,573,655
10.00%, 01/15/25
(b)
................ 53,877 57,917,775
Southwestern Energy Co.:
4.10%, 03/15/22 .................. 18,800 18,894,000
7.50%, 04/01/26 .................. 2,357 2,472,493
8.38%, 09/15/28 .................. 6,835 7,415,975
Sunoco Logistics Partners Operations LP:
5.30%, 04/01/44 .................. 16,910 18,273,387
5.35%, 05/15/45 .................. 7,764 8,552,902
5.40%, 10/01/47 .................. 23,962 26,773,570
Sunoco LP:
4.88%, 01/15/23 .................. 4,626 4,684,287
5.50%, 02/15/26 .................. 1,578 1,617,450
6.00%, 04/15/27 .................. 637 677,144
4.50%, 05/15/29
(b)
................. 12,302 12,794,080
Tallgrass Energy Partners LP
(b)
:
5.50%, 09/15/24 .................. 4,987 5,074,272
7.50%, 10/01/25 .................. 9,745 10,520,605
6.00%, 12/31/30 .................. 11,002 11,321,608
Targa Resources Partners LP:
4.25%, 11/15/23 .................. 608 611,040
5.13%, 02/01/25 .................. 4,963 5,087,075
5.88%, 04/15/26 .................. 12,267 13,005,719
5.38%, 02/01/27 .................. 1,247 1,309,811
6.50%, 07/15/27 .................. 11,294 12,253,990
5.00%, 01/15/28 .................. 18,580 19,612,305
6.88%, 01/15/29 .................. 9,510 10,710,637
5.50%, 03/01/30 .................. 21,171 22,985,355
4.88%, 02/01/31
(b)
................. 30,817 33,577,895
TerraForm Power Operating LLC
(b)
:
4.25%, 01/31/23 .................. 3,297 3,408,274
5.00%, 01/31/28 .................. 63 70,790
4.75%, 01/15/30 .................. 11,487 12,291,090
UGI International LLC, 3.25%, 11/01/25 .... EUR 1,700 2,133,502
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
. USD 12,031 12,572,395
Western Midstream Operating LP:
3.95%, 06/01/25 .................. 11,043 11,263,860
4.75%, 08/15/28 .................. 2,229 2,318,160
5.45%, 04/01/44 .................. 22,222 22,472,442
5.30%, 03/01/48 .................. 27,114 26,868,889
5.50%, 08/15/48 .................. 3,840 3,769,306
6.25%, 02/01/50
(j)
................. 56,580 62,238,000
Williams Cos., Inc. (The):
5.80%, 11/15/43 .................. 19,570 25,537,301
5.10%, 09/15/45 .................. 5,485 6,779,219
WPX Energy, Inc.:
8.25%, 08/01/23 .................. 8,856 10,079,191
5.25%, 09/15/24 .................. 7,341 7,996,331
5.75%, 06/01/26 .................. 7,872 8,275,440
5.25%, 10/15/27 .................. 8,464 8,968,624
5.88%, 06/15/28 .................. 12,214 13,313,626
4.50%, 01/15/30 .................. 21,418 22,703,080
2,828,146,443
Paper & Forest Products — 0.1%
Boise Cascade Co., 4.88%, 07/01/30
(b)
..... 9,465 10,245,862
Norbord, Inc., 6.25%, 04/15/23
(b)
......... 9,325 10,117,625
WEPA Hygieneprodukte GmbH, (EURIBOR 3
Month + 2.88%), 2.88%, 12/15/26
(a)
..... EUR 837 1,023,029
21,386,516
Personal Products — 0.1%
Coty, Inc.:
4.00%, 04/15/23 .................. 4,000 4,691,156
4.75%, 04/15/26 .................. 1,700 1,940,317

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Personal Products (continued)
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
USD 9,000 $ 9,672,300
16,303,773
Pharmaceuticals — 1.8%
Bausch Health Americas, Inc.
(b)
:
9.25%, 04/01/26 .................. 9,296 10,365,040
8.50%, 01/31/27 .................. 39,428 43,850,639
Bausch Health Cos., Inc.
(b)
:
6.13%, 04/15/25 .................. 3,398 3,502,183
9.00%, 12/15/25 .................. 10,374 11,452,377
5.75%, 08/15/27 .................. 18,173 19,490,542
7.00%, 01/15/28 .................. 24,811 27,272,251
5.00%, 01/30/28 .................. 8,674 8,938,904
5.00%, 02/15/29 .................. 37,630 38,691,166
6.25%, 02/15/29 .................. 41,363 44,930,559
7.25%, 05/30/29 .................. 21,116 23,736,707
5.25%, 01/30/30 .................. 33,800 35,490,000
5.25%, 02/15/31 .................. 20,722 21,648,688
Catalent Pharma Solutions, Inc.:
4.88%, 01/15/26
(b)
................. 16,224 16,548,480
5.00%, 07/15/27
(b)
................. 5,833 6,160,464
2.38%, 03/01/28 .................. EUR 6,615 8,117,742
Cheplapharm Arzneimittel GmbH:
3.50%, 02/11/27 .................. 2,430 2,976,031
4.38%, 01/15/28 .................. 1,228 1,536,251
5.50%, 01/15/28
(b)
................. USD 15,289 15,977,005
Diocle Spa, (EURIBOR 3 Month + 3.88%),
3.87%, 06/30/26
(a)
................ EUR 761 928,397
Elanco Animal Health, Inc., 5.90%, 08/28/28
(j)
. USD 4,050 4,779,000
Endo DAC
(b)
:
9.50%, 07/31/27 .................. 28,826 32,177,022
6.00%, 06/30/28 .................. 8,414 7,151,900
Nidda BondCo GmbH:
5.00%, 09/30/25 .................. EUR 2,300 2,837,556
7.25%, 09/30/25 .................. 1,599 2,021,788
Nidda Healthcare Holding GmbH:
3.50%, 09/30/24 .................. 3,031 3,670,257
P&L Development LLC, 7.75%, 11/15/25
(b)
... USD 11,308 12,156,100
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
. 71,620 77,707,700
Rossini SARL, 6.75%, 10/30/25 ......... EUR 1,952 2,539,664
Teva Pharmaceutical Finance Netherlands II
BV:
6.00%, 01/31/25 .................. 3,600 4,766,268
4.50%, 03/01/25 .................. 1,600 2,018,166
1.88%, 03/31/27 .................. 600 664,959
1.63%, 10/15/28 .................. 500 536,762
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 .............. USD 10,000 9,612,600
504,253,168
Professional Services — 0.4%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
... 7,006 7,163,635
ASGN, Inc., 4.63%, 05/15/28
(b)
.......... 3,361 3,495,440
Dun & Bradstreet Corp. (The)
(b)
:
6.88%, 08/15/26 .................. 17,134 18,419,050
10.25%, 02/15/27 ................. 20,604 23,231,010
House of Finance NV (The), 4.38%, 07/15/26 . EUR 900 1,094,834
Intertrust Group BV, 3.38%, 11/15/25 ...... 4,373 5,447,892
Jaguar Holding Co. II/PPD Development LP
(b)
:
4.63%, 06/15/25 .................. USD 21,926 23,123,379
5.00%, 06/15/28 .................. 37,938 40,498,815
122,474,055
Real Estate Management & Development — 0.3%
ADLER Group SA:
3.25%, 08/05/25 .................. EUR 2,800 3,560,523
2.75%, 11/13/26 .................. 1,100 1,375,723
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
ADLER Real Estate AG, 3.00%, 04/27/26 ... EUR 1,700 $ 2,183,553
Aroundtown SA, (EUR Swap Annual 5 Year +
3.98%), 3.37%
(a)(h)
................ 2,100 2,680,911
Citycon OYJ, (EUR Swap Annual 5 Year +
4.71%), 4.50%
(a)(h)
................ 1,700 2,065,902
Consus Real Estate AG, 9.63%, 05/15/24 ... 2,441 3,197,471
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
................ USD 22,559 24,871,297
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24 ................. EUR 1,200 1,426,967
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
USD 8,725 9,235,849
Greystar Real Estate Partners LLC, 5.75%,
12/01/25
(b)
..................... 1,897 1,933,043
Heimstaden Bostad AB
(a)(h)
:
(EUR Swap Annual 5 Year + 3.67%), 3.25% EUR 925 1,161,102
(EUR Swap Annual 5 Year + 3.91%), 3.37% 1,300 1,648,621
Howard Hughes Corp. (The)
(b)
:
5.38%, 03/15/25 .................. USD 1,258 1,297,313
5.38%, 08/01/28 .................. 16,561 17,811,355
Peach Property Finance GmbH:
3.50%, 02/15/23 .................. EUR 1,163 1,449,195
4.38%, 11/15/25 .................. 1,270 1,618,870
Realogy Group LLC, 7.63%, 06/15/25
(b)
.... USD 8,964 9,732,394
Summit Properties Ltd., 2.00%, 01/31/25 ... EUR 1,440 1,722,286
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(j)
................ GBP 3,266 4,346,149
93,318,524
Road & Rail — 0.5%
Ashtead Capital, Inc., 4.00%, 05/01/28
(b)
.... USD 6,915 7,344,698
Loxam SAS:
3.50%, 05/03/23 .................. EUR 2,100 2,578,292
4.25%, 04/15/24 .................. 1,100 1,364,107
3.25%, 01/14/25 .................. 1,631 1,990,020
3.75%, 07/15/26 .................. 1,202 1,487,146
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(h)
................ GBP 1,050 1,469,618
Uber Technologies, Inc.
(b)
:
7.50%, 05/15/25 .................. USD 44,780 48,372,252
8.00%, 11/01/26 .................. 23,516 25,664,657
7.50%, 09/15/27 .................. 36,397 40,036,700
6.25%, 01/15/28 .................. 14,188 15,429,450
145,736,940
Semiconductors & Semiconductor Equipment — 0.5%
ams AG:
6.00%, 07/31/25 .................. EUR 5,513 7,129,288
2.13%, 11/03/27
(k)
................. 4,400 5,368,595
Entegris, Inc.
(b)
:
4.63%, 02/10/26 .................. USD 7,360 7,636,000
4.38%, 04/15/28 .................. 4,461 4,756,541
Infineon Technologies AG, (EUR Swap Annual 5
Year + 3.39%), 2.88%
(a)(h)
........... EUR 2,000 2,531,332
Microchip Technology, Inc., 4.25%, 09/01/25
(b)
USD 59,000 62,418,655
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
. 22,231 23,009,085
Qorvo, Inc., 3.38%, 04/01/31
(b)
.......... 12,917 13,336,802
126,186,298
Software — 2.5%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
.... 38,263 40,463,122
Ascend Learning LLC:
6.88%, 08/01/25
(b)
................. 42,124 43,320,460
Boxer Parent Co., Inc.:
6.50%, 10/02/25 .................. EUR 5,621 7,249,793
7.13%, 10/02/25
(b)
................. USD 31,158 33,820,373
9.13%, 03/01/26
(b)
................. 42,315 45,488,625

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Software (continued)
BY Crown Parent LLC
(b)
:
7.38%, 10/15/24 .................. USD 33,509 $ 34,095,408
4.25%, 01/31/26 .................. 37,979 38,928,475
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 26,203 27,349,381
Castle US Holding Corp., 9.50%, 02/15/28
(b)
. 16,748 16,748,000
CDK Global, Inc.:
4.88%, 06/01/27 .................. 3,256 3,435,080
5.25%, 05/15/29
(b)
................. 1,173 1,299,590
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
..................... 68,086 69,447,720
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 5,403 5,686,658
Nuance Communications, Inc., 5.63%, 12/15/26 4,984 5,273,670
Open Text Corp., 3.88%, 02/15/28
(b)
...... 21,374 22,228,960
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
. 8,383 8,917,835
PTC, Inc.
(b)
:
3.63%, 02/15/25 .................. 734 754,576
4.00%, 02/15/28 .................. 7,643 8,010,819
Solera LLC, 10.50%, 03/01/24
(b)
......... 120,694 125,069,158
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 82,008 87,586,184
TeamSystem SpA, (EURIBOR 3 Month +
4.00%), 4.00%, 04/15/23
(a)
........... EUR 600 733,966
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... USD 69,327 71,146,834
697,054,687
Specialty Retail — 1.3%
Asbury Automotive Group, Inc.:
4.50%, 03/01/28 .................. 7,004 7,301,670
4.75%, 03/01/30 .................. 4,457 4,780,132
Dufry One BV:
2.50%, 10/15/24 .................. EUR 1,000 1,169,608
2.00%, 02/15/27 .................. 2,543 2,903,946
eG Global Finance plc:
4.38%, 02/07/25 .................. 817 980,122
6.75%, 02/07/25
(b)
................. USD 24,036 24,757,080
6.25%, 10/30/25 .................. EUR 6,309 7,914,688
8.50%, 10/30/25
(b)
................. USD 16,076 17,120,940
Gap, Inc. (The), 8.88%, 05/15/27
(b)
....... 10,060 11,669,600
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. 11,337 11,685,953
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
9,662 10,048,480
L Brands, Inc.:
6.88%, 07/01/25
(b)
................. 27,372 29,719,970
6.63%, 10/01/30
(b)
................. 10,188 11,334,150
6.88%, 11/01/35 .................. 21,525 24,161,813
6.75%, 07/01/36 .................. 3,311 3,688,868
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
.... 14,890 15,373,925
Matalan Finance plc, 6.75%, 01/31/23 ..... GBP 1,194 1,255,619
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... USD 4,526 4,814,532
Penske Automotive Group, Inc.:
3.50%, 09/01/25 .................. 13,322 13,538,483
5.50%, 05/15/26 .................. 2,732 2,837,865
PetSmart, Inc.
(b)
:
7.13%, 03/15/23 .................. 17,628 17,628,000
5.88%, 06/01/25 .................. 24,437 25,109,017
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 27,924 29,592,180
SRS Distribution, Inc., 8.25%, 07/01/26
(b)
... 26,477 28,131,813
Staples, Inc., 7.50%, 04/15/26
(b)
......... 26,037 27,189,658
Tendam Brands SAU:
5.00%, 09/15/24 .................. EUR 546 611,992
(EURIBOR 3 Month + 5.25%), 5.25%,
09/15/24
(a)
.................... 364 410,218
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... USD 30,682 32,714,683
368,445,005
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf, Inc., 9.38%, 07/15/25
(b)
.... USD 8,326 $ 9,325,120
Hurricane Finance plc, 8.00%, 10/15/25 .... GBP 1,512 2,240,310
NCR Corp.
(b)
:
5.75%, 09/01/27 .................. USD 4,998 5,310,375
5.00%, 10/01/28 .................. 7,692 8,115,060
6.13%, 09/01/29 .................. 9,012 9,980,790
5.25%, 10/01/30 .................. 6,891 7,390,597
Seagate HDD Cayman, 4.13%, 01/15/31
(b)
.. 5,100 5,437,875
Xerox Corp., 4.80%, 03/01/35 .......... 11,712 11,799,840
59,599,967
Textiles, Apparel & Luxury Goods — 0.1%
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(k)
................ EUR 2,700 2,161,477
Hanesbrands, Inc., 5.38%, 05/15/25
(b)
..... USD 937 991,365
Levi Strauss & Co., 5.00%, 05/01/25 ...... 9,231 9,461,775
William Carter Co. (The)
(b)
:
5.50%, 05/15/25 .................. 2,617 2,779,215
5.63%, 03/15/27 .................. 2,686 2,827,015
Wolverine World Wide, Inc., 6.38%, 05/15/25
(b)
4,722 5,028,930
23,249,777
Thrifts & Mortgage Finance — 0.5%
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27 EUR 700 870,076
Freedom Mortgage Corp., 7.63%, 05/01/26
(b)
. USD 5,611 5,934,755
Genworth Mortgage Holdings, Inc., 6.50%,
08/15/25
(b)
..................... 41,936 45,395,720
Ladder Capital Finance Holdings LLLP, 4.25%,
02/01/27
(b)
..................... 18,966 18,634,095
LD Holdings Group LLC, 6.50%, 11/01/25
(b)
.. 3,961 4,168,953
MGIC Investment Corp., 5.25%, 08/15/28 ... 11,025 11,796,750
Nationstar Mortgage Holdings, Inc.
(b)
:
6.00%, 01/15/27 .................. 15,472 16,419,660
5.50%, 08/15/28 .................. 16,070 16,873,500
5.13%, 12/15/30 .................. 9,852 10,297,507
Nationwide Building Society, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.39%), 5.87%
(a)(h)
................ GBP 1,156 1,697,306
132,088,322
Trading Companies & Distributors — 0.5%
Brightstar Escrow Corp., 9.75%, 10/15/25
(b)
.. USD 6,642 7,098,637
Fortress Transportation & Infrastructure
Investors LLC
(b)
:
6.50%, 10/01/25 .................. 5,358 5,599,699
9.75%, 08/01/27 .................. 3,399 3,896,104
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
..................... 9,086 9,183,220
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 19,055 20,198,300
United Rentals North America, Inc.:
3.88%, 11/15/27 .................. 1,961 2,054,148
5.25%, 01/15/30 .................. 2,941 3,264,510
4.00%, 07/15/30 .................. 1,274 1,340,885
WESCO Distribution, Inc.
(b)
:
7.13%, 06/15/25 .................. 36,801 40,474,844
7.25%, 06/15/28 .................. 40,673 46,256,996
139,367,343
Transportation Infrastructure — 0.1%
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(h)
.. EUR 1,900 2,405,276
Autostrade per l'Italia SpA:
6.25%, 06/09/22 .................. GBP 600 865,988
5.88%, 06/09/24 .................. EUR 3,600 5,013,652
4.38%, 09/16/25 .................. 500 682,597
1.88%, 11/04/25 .................. 700 853,017
1.75%, 06/26/26 .................. 500 605,193
1.75%, 02/01/27 .................. 1,700 2,060,191

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
2.00%, 12/04/28 .................. EUR 4,954 $ 6,067,184
Getlink SE, 3.50%, 10/30/25 ........... 3,119 3,927,837
22,480,935
Water Utilities — 0.0%
Thames Water Kemble Finance plc, 4.63%,
05/19/26 ...................... GBP 2,062 2,847,701
Wireless Telecommunication Services — 1.2%
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... USD 134,685 145,082,682
Gogo Intermediate Holdings LLC, 9.88%,
05/01/24
(b)
..................... 14,876 15,928,328
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 3,334 3,679,902
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(a)(b)(g)
.......... 24,542 23,161,172
Matterhorn Telecom SA, 4.00%, 11/15/27 ... EUR 3,929 4,912,660
PPF Telecom Group BV, 3.25%, 09/29/27 ... 1,775 2,325,640
SoftBank Group Corp.:
4.00%, 04/20/23 .................. 4,441 5,654,840
(USD Swap Rate 5 Year + 4.23%), 6.00%
(a)
(h)
.......................... USD 3,900 3,801,525
4.75%, 09/19/24 .................. 3,300 3,456,819
4.50%, 04/20/25 .................. EUR 1,400 1,830,032
4.75%, 07/30/25 .................. 1,409 1,873,296
3.13%, 09/19/25 .................. 3,200 4,005,448
5.00%, 04/15/28 .................. 2,496 3,395,327
4.00%, 09/19/29 .................. 1,508 1,951,457
Sprint Corp.:
7.88%, 09/15/23 .................. USD 10,849 12,560,972
7.13%, 06/15/24 .................. 14,210 16,625,700
7.63%, 03/01/26 .................. 29,944 37,166,343
Telefonica Europe BV
(a)(h)
:
(EUR Swap Annual 10 Year + 4.30%),
5.87% ....................... EUR 100 137,283
(EUR Swap Annual 10 Year + 4.30%),
5.87% ....................... 4,600 6,315,014
(EUR Swap Annual 6 Year + 4.11%), 4.37% 4,000 5,301,941
(EUR Swap Annual 8 Year + 2.97%), 3.87% 3,500 4,607,148
T-Mobile USA, Inc.:
5.13%, 04/15/25 .................. USD 866 886,706
6.50%, 01/15/26 .................. 3,360 3,477,600
4.50%, 02/01/26 .................. 457 467,207
4.75%, 02/01/28 .................. 5,709 6,136,547
Vmed O2 UK Financing I plc, 3.25%, 01/31/31 EUR 2,726 3,416,784
Vodafone Group plc
(a)
:
(EUR Swap Annual 5 Year + 3.43%), 4.20%,
10/03/78 ..................... 1,700 2,355,346
(USD Swap Semi 5 Year + 3.05%), 6.25%,
10/03/78 ..................... USD 4,000 4,422,000
(EUR Swap Annual 5 Year + 2.67%), 3.10%,
01/03/79 ..................... EUR 4,600 5,824,555
VTR Comunicaciones SpA, 5.13%, 01/15/28
(b)
USD 14,343 15,266,331
346,026,605
Total Corporate Bonds — 80.1%
(Cost: $20,711,648,478) ............................ 22,240,456,076
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests — 8.1%
Aerospace & Defense — 0.1%
(a)
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23
(d)
................. USD 10,054 $ 10,104,710
Spirit Aerosystems, Inc., Term Loan, (LIBOR
USD 1 Month + 5.25%), 6.00%
,
 01/15/25 . 14,286 14,393,145
24,497,855
Airlines — 0.1%
(a)
JetBlue Airways Corp., Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/17/24 . 4,291 4,404,300
SkyMiles IP Ltd., Term Loan, (LIBOR USD 3
Month + 3.75%), 4.75%
,
 10/20/27 ...... 23,672 24,508,568
28,912,868
Auto Components — 0.1%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.65%
,
 04/30/26
(a)
13,803 13,731,481
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.40%
,
 01/01/38
(a)
..... 4,055 4,017,855
Building Products — 0.0%
(a)
CP Atlas Buyer, Inc., Term Loan B1, (LIBOR
USD 3 Month + 4.50%), 5.25%
,
 11/23/27 .. 5,564 5,571,205
CP Atlas Buyer, Inc., Term Loan B2, (LIBOR
USD 3 Month + 4.50%), 5.25%
,
 11/23/27 .. 1,855 1,857,068
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.75%
,
 05/05/24 . 4,776 4,768,771
12,197,044
Capital Markets — 0.0%
Jefferies Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 3.19%
,
 06/03/26
(a)
.... 5,600 5,552,250
Chemicals — 0.5%
(a)
Alpha 3 BV, Term Loan B1, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 01/31/24 ...... 78,192 77,850,612
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 5.25%),
6.25%
,
 08/27/26 .................. 20,095 20,144,874
Illuminate Buyer LLC, Term Loan, (LIBOR USD
1 Month + 4.00%), 4.15%
,
 06/30/27 ..... 20,481 20,472,068
Invictus US LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.75%), 6.90%
,
 03/30/26 . 2,354 2,238,795
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.40%
,
 05/15/24 ............ 5,989 5,899,063
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 3.00%), 3.15%
,
 10/01/25 ..... 2,481 2,451,615
129,057,027
Commercial Services & Supplies — 0.6%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.40%
,
 07/10/26 .................. 1,985 1,974,621
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 06/21/24 .................. 102,303 99,559,262
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 3.00%), 3.21%
,
 09/06/24 ...... 36,054 35,483,580
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 4.00%
,
 05/30/25 . 5,576 5,576,783

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.44%
,
 09/19/26
(d)
................. USD 2,799 $ 2,750,416
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/02/26 .. 1,459 1,446,874
TruGreen Ltd. Partnership, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.50%),
9.25%
,
 11/02/28
(d)
................. 12,384 12,384,000
159,175,536
Construction & Engineering — 0.1%
SRS Distribution, Inc., Term Loan:
(a)
(LIBOR USD 1 Month + 3.00%),
3.15%, 05/23/25 ................ 17,786 17,480,879
 05/23/25
(l)
...................... 10,951 10,909,975
28,390,854
Construction Materials — 0.0%
(a)
Core & Main LP, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.75%
,
 08/01/24 ...... 5,440 5,408,409
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 ..... 6,635 6,636,093
12,044,502
Containers & Packaging — 0.1%
(a)
BWay Holding Co., Term Loan, (LIBOR USD 3
Month + 3.25%), 3.48%
,
 04/03/24 ...... 15,512 14,949,265
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/01/27 .................. 4,201 4,217,943
19,167,208
Diversified Consumer Services — 0.1%
(a)
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.65%
,
 01/29/27 ............ 3,514 3,501,161
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 . 13,311 13,835,187
Sotheby's, Inc., Term Loan, (LIBOR USD 1
Month + 5.50%), 6.50%
,
 01/15/27 ...... 6,845 6,861,680
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 05/06/24 . 6,763 6,726,644
30,924,672
Diversified Financial Services — 0.5%
(a)
Advisor Group Holdings, Inc., Term Loan
B, (LIBOR USD 1 Month + 5.00%),
5.15%
,
 07/31/26 .................. 5,205 5,149,045
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 4.50%), 5.50%
,
 12/11/26 ..... 8,767 8,786,849
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 .................. 4,551 4,551,248
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27 . 32,350 32,316,504
LBM Acquisition LLC, 1st Lien Term Loan,
12/17/27
(l)
....................... 3,106 3,102,807
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, 12/17/27
(l)
............... 690 689,513
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%
,
 06/28/24
(d)
758 606,213
Milano Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 .................. 35,890 35,830,064
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.40%
,
 02/28/27 ...... USD 3,940 $ 3,915,598
White Cap Buyer LLC, Term Loan, (LIBOR USD
3 Month + 4.00%), 4.50%
,
 10/19/27 ..... 40,849 40,797,939
135,745,780
Diversified Telecommunication Services — 0.4%
(a)
Altice Financing SA, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.91%
,
 07/15/25 ...... 2,638 2,577,444
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.24%
,
 08/14/26 ..... 8,508 8,458,226
Frontier Communications Corp., Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%
,
 10/08/21 .................. 23,330 23,403,023
Northwest Fiber LLC, 1st Lien Term Loan
B, (LIBOR USD 1 Month + 5.50%),
5.65%
,
 04/30/27 .................. 14,936 14,959,482
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%
,
 03/09/27 . 62,451 61,983,082
111,381,257
Entertainment — 0.1%
(a)
MSG National Properties LLC, Term
Loan, (LIBOR USD 3 Month + 6.25%),
7.00%
,
 11/12/25
(d)
................. 29,999 30,148,995
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%
,
 05/30/25 .................. 287 282,010
30,431,005
Health Care Equipment & Supplies — 0.1%
(a)
Ortho-Clinical Diagnostics, Inc., Term
Loan, (EURIBOR 3 Month + 3.50%),
3.50%
,
 06/30/25 .................. EUR 8,933 10,732,334
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
5.50%
,
 12/11/26 .................. USD 21,190 21,251,402
31,983,736
Health Care Providers & Services — 0.3%
(a)
AHP Health Partners, Inc., Term Loan, (LIBOR
USD 1 Month + 4.50%), 5.50%
,
 06/30/25 . 6,705 6,722,226
Azalea TopCo, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.71%
,
 07/24/26 . 8,285 8,171,170
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.90%
,
 10/10/25 . 32,894 27,339,009
Gentiva Health Services, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.44%
,
 07/02/25 .................. 8,020 7,965,040
LifePoint Health, Inc., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.75%),
3.90%
,
 11/16/25 .................. 5,299 5,278,429
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%
,
 06/30/25 .................. 7,388 7,273,017
Quorum Health Corp., Term Loan, (LIBOR USD
3 Month + 8.25%), 9.25%
,
 04/29/25 ..... 9,466 9,241,192
Surgery Center Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 8.00%),
9.00%
,
 09/03/24 .................. 1,125 1,152,226
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 01/08/27 .................. 9,950 9,966,617
83,108,926

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.3%
(a)
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.65%
,
 07/21/25 .................. USD 15,313 $ 15,317,587
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.75%
,
 07/10/25 . 3,539 3,550,164
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(d)
................ 3,252 3,675,047
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25% -
3.50%
,
 10/04/23 .................. 24,172 23,284,586
IRB Holding Corp., Term Loan, 12/15/27
(l)
... 29,238 29,247,064
75,074,448
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.15%
,
 08/12/26
(a)
..... 844 831,492
Industrial Conglomerates — 0.1%
(a)
AVSC Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.25%
,
 09/01/25 .................. 15,568 9,626,334
Vertiv Group Corp., Term Loan, (LIBOR USD 1
Month + 3.00%), 3.15%
,
 03/02/27 ...... 18,444 18,313,969
27,940,303
Insurance — 0.4%
(a)
Alliant Holdings Intermediate LLC, Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%
,
 05/09/25 .................. 5,415 5,324,842
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR
USD 1 Month + 6.50%), 6.65%
,
 08/04/25 . 21,598 21,732,591
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.40%
,
 12/23/26 ...... 3,501 3,461,712
HUB International Ltd., Term Loan B2, (LIBOR
USD 3 Month + 4.00%), 5.00%
,
 04/25/25 . 8,807 8,820,902
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 09/01/27 . 14,118 14,064,677
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.40%, 12/31/25 ................ 19,977 19,636,242
(LIBOR USD 1 Month + 4.00%),
4.15%, 09/03/26 ................ 11,926 11,874,261
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 22,756 22,897,873
107,813,100
Interactive Media & Services — 0.0%
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26
(a)
................. 9,592 9,582,984
Internet & Direct Marketing Retail — 0.1%
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27
(a)
................. 17,711 17,680,537
IT Services — 1.3%
(a)
Airbnb, Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 7.50%), 8.50%
,
 04/17/25 ...... 4,253 4,598,156
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.40%
,
 10/02/25 . 22,125 22,007,948
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.15%
,
 10/30/26 .................. 8,825 8,777,030
Security
Par (000)
Par (000) Value
IT Services (continued)
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 04/29/24 .................. USD 2,115 $ 2,106,587
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 6,927 7,208,444
Epicor Software Corp., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 5.25%
,
 07/30/27 . 19,209 19,300,694
Mitchell International, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%), 0.15% -
3.40%
,
 11/29/24 .................. 6,542 6,415,653
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.40%
,
 12/01/25 .................. 5,095 4,917,121
Peak 10 Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
7.48%
,
 08/01/25 .................. 3,818 2,389,728
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.65%
,
 02/12/27 ............ 9,289 8,839,665
Rackspace Technology Global, Inc., 1st Lien
Term Loan B, (LIBOR USD 3 Month +
3.00%), 4.00%
,
 11/03/23 ............. 13,048 13,018,789
Sabre GLBL, Inc., Term Loan B, 12/17/27
(l)
... 6,997 7,005,746
Solera LLC, Term Loan, (LIBOR USD 1 Month
+ 2.75%), 2.90%
,
 03/03/23 ........... 10,773 10,678,999
Sophia LP, 2nd Lien Term Loan, (LIBOR USD 3
Month + 8.00%), 9.00%
,
 10/09/28
(d)
..... 61,702 61,084,980
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 10/07/27 ............ 48,537 48,571,461
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 04/16/25 .................. 2,608 2,571,229
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.50%), 6.50%
,
 09/01/25 ...... 66,403 66,154,094
Verscend Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.65%
,
 08/27/25 . 69,140 69,002,025
364,648,349
Life Sciences Tools & Services — 0.1%
Parexel International Corp., Term Loan, (LIBOR
USD 1 Month + 2.75%), 2.90%
,
 09/27/24
(a)
16,112 15,817,473
Machinery — 0.3%
(a)
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 03/01/27 .................. 4,470 4,406,519
MHI Holdings LLC, Term Loan, (LIBOR USD 1
Month + 5.00%), 5.15%
,
 09/21/26 ...... 27,284 27,147,328
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.27%
,
 03/28/25 ..... 52,141 50,736,442
82,290,289
Media — 1.0%
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24
(a)
.... 5,900 5,862,750
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.71%
,
 08/21/26
(a)
................. 54,349 52,213,597
Intelsat Jackson Holdings SA, Facility Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 07/13/22
(a)
................. 44,119 44,935,037
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(a)
................. 29,487 29,855,500

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Media (continued)
Intelsat Jackson Holdings SA, Term Loan
B4, (LIBOR USD 1 Month + 5.50%),
8.75%
,
 01/02/24
(a)
................. USD 17,838 $ 18,088,390
Intelsat Jackson Holdings SA, Term Loan B5,
8.63%
,
 01/02/24
(m)
................. 84,234 85,527,995
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(a)
................. 3,935 3,539,910
Promotora de Informaciones SA, Term Loan:
(a)
(EURIBOR 1 Month + 4.50%),
4.50%, 11/30/22 ................ EUR 132 150,137
(EURIBOR 1 Month + 4.50%),
4.50%, 12/31/22 ................ 324 359,129
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(a)
USD 2,371 2,372,008
Terrier Media Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 4.40%
,
 12/17/26
(a)
7,063 7,061,165
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.90%
,
 12/31/28
(a)
................. 34,294 34,302,452
284,268,070
Oil, Gas & Consumable Fuels — 0.4%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25 ............ 82,990 89,940,021
Chesapeake Energy Corp., Term Loan
A, (LIBOR USD 1 Month + 8.00%),
0.14%
,
 06/24/24
(c)(d)(i)
............... 33,307 27,644,797
117,584,818
Pharmaceuticals — 0.2%
(a)
Bausch Health Cos., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%
,
 06/02/25 . 7,341 7,308,515
Endo Luxembourg Finance Co. I SARL, Term
Loan, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 04/29/24 .................. 31,656 31,102,411
Jaguar Holding Co. I LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 3.50%
,
 08/18/22 . 10,910 10,900,059
49,310,985
Professional Services — 0.1%
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.90%
,
 02/06/26
(a)
................. 25,316 25,305,574
Road & Rail — 0.0%
Uber Technologies, Inc., Term Loan:
(a)
(LIBOR USD 1 Month + 3.50%),
3.65%, 07/13/23 ................ 3,446 3,437,400
(LIBOR USD 1 Month + 4.00%),
5.00%, 04/04/25 ................ 3,473 3,482,653
6,920,053
Software — 0.5%
Barracuda Networks, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 10/30/28
(a)
................. 10,071 10,146,714
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/02/26
(a)
4,840 4,827,753
Castle US Holding Corp., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.00%
,
 01/29/27
(a)
11,280 11,043,852
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27
(a)
................. 20,710 20,729,712
Security
Par (000)
Par (000) Value
Software (continued)
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(m)
................. USD 23,229 $ 23,594,857
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.40%
,
 02/25/27
(a)
..... 10,701 10,600,865
Omnitracs LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 8.00%), 8.15%
,
 10/23/28
(a)
4,119 4,057,215
Planview Parent, Inc., 2nd Lien Term Loan,
12/18/28
(a)(d)(l)
.................... 12,161 12,039,390
Refinitiv US Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.40%
,
 10/01/25
(a)
9,983 9,962,394
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.90%
,
 04/16/25
(a)
................. 1,637 1,613,965
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.40%
,
 03/03/28
(a)
................. 18,473 18,626,880
Ultimate Software Group, Inc. (The), 1st Lien
Term Loan:
(a)
(LIBOR USD 1 Month + 3.75%),
3.90%, 05/04/26 ................ 5,420 5,411,067
(LIBOR USD 3 Month + 4.00%),
4.75%, 05/04/26 ................ 14,891 14,956,646
147,611,310
Specialty Retail — 0.1%
PetSmart, Inc., Term Loan, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 03/11/22
(a)
..... 39,314 39,202,834
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.51%
,
 05/27/24
(a)
................. 15,931 14,530,648
Total Floating Rate Loan Interests — 8.1%
(Cost: $2,228,703,404) ............................ 2,246,733,123
Foreign Agency Obligations — 0.1%
France — 0.1%
Electricite de France SA
(a)(h)
:
(GBP Swap 13 Year + 3.96%), 6.00% .... GBP 4,100 6,383,285
(EUR Swap Annual 5 Year + 3.37%), 2.88% EUR 1,200 1,539,279
(EUR Swap Annual 5 Year + 3.20%), 3.00% 400 519,761
(EUR Swap Annual 5 Year + 4.00%), 3.37% 7,400 9,840,269
18,282,594
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA:
3.63%, 09/24/24 .................. 400 514,506
2.63%, 04/28/25 .................. 1,750 2,191,754
(EUR Swap Annual 5 Year + 8.92%), 8.50%,
09/10/30
(a)
.................... 475 581,734
3,287,994
Total Foreign Agency Obligations — 0.1%
(Cost: $18,768,291) ............................... 21,570,588
Shares
Shares
Investment Companies — 7.4%
iShares 0-5 Year High Yield Corporate Bond
ETF
*
.......................... 2,050,000 93,152,000
iShares Broad USD High Yield Corporate Bond
ETF
(f)*
......................... 4,882,695 201,459,996
iShares iBoxx $ High Yield Corporate Bond
ETF
(f)*
......................... 6,066,000 529,561,800

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Shares
Shares Value
Investment Companies (continued)
iShares Preferred & Income Securities ETF
*
.. 14,400,000 $ 554,544,000
SPDR Bloomberg Barclays High Yield Bond
ETF ........................... 3,620,000 394,362,800
SPDR Bloomberg Barclays Short Term High
Yield Bond ETF
(f)
.................. 3,985,000 107,395,750
Xtrackers USD High Yield Corporate Bond ETF 3,775,000 189,089,750
Total Investment Companies — 7.4%
(Cost: $1,962,437,919) ............................ 2,069,566,096
Beneficial Interest
(000)
Other Interests — 0.0%
(n)
Capital Markets — 0.0%
(d)
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(c)(i)
....................... USD 11,550 129,360
Lehman Brothers Holdings Capital Trust VII
Escrow Bonds
(a)
................... 5,500 61,600
Lehman Brothers Holdings Capital Trust VII
Escrow Bonds
(c)
................... 1,000 11,200
Lehman Brothers Holdings, Inc.
(c)(i)
........ 5,675 63,560
265,720
Independent Power and Renewable Electricity Producers — 0.0%
(a)(c)(d)(i)
GenOn Energy Holdings LLC, Escrow ...... 1,864 —
GenOn Energy Holdings LLC, Escrow
(f)
..... 3,270 —
—
Media — 0.0%
Adelphia Communications Corp., Escrow
(c)(d)(i)
. 325 —
Total Other Interests — 0.0% .......................... 265,720
Preferred Securities — 0.9%
Par (000)
Pa r (000)
Capital Trusts — 0.8%
Banks — 0.8%
(a)(h)
Bank of America Corp.:
Series X, (LIBOR USD 3 Month + 3.71%),
6.25% ....................... 17,568 19,492,794
Series Z, (LIBOR USD 3 Month + 4.17%),
6.50% ....................... 14,316 16,356,030
Series AA, (LIBOR USD 3 Month + 3.90%),
6.10% ....................... 5,669 6,423,260
Series DD, (LIBOR USD 3 Month + 4.55%),
6.30% ....................... 4,245 4,956,038
CIT Group, Inc., Series A, (LIBOR USD 3 Month
+ 3.97%), 5.80% .................. 14,850 15,147,000
Citigroup, Inc., Series Q, (LIBOR USD 3 Month
+ 4.10%), 4.32% .................. 3,029 3,013,855
JPMorgan Chase & Co.:
Series V, (LIBOR USD 3 Month + 3.32%),
3.55% ....................... 35,857 35,227,351
Series I, (LIBOR USD 3 Month + 3.47%),
3.68% ....................... 24,214 24,164,468
Series Z, (LIBOR USD 3 Month + 3.80%),
4.01% ....................... 10,770 10,734,567
Series FF, (SOFR + 3.38%), 5.00% ..... 20,732 21,810,698
Series X, (LIBOR USD 3 Month + 3.33%),
6.10% ....................... 5,667 6,215,347
Series HH, (SOFR + 3.13%), 4.60% ..... 5,845 6,034,963
Wells Fargo & Co., Series U, (LIBOR USD 3
Month + 3.99%), 5.87% ............. 14,939 16,937,091
186,513,462
Security
Par (000)
Par (000) Value
Capital Markets — 0.0%
(a)(h)
Goldman Sachs Group, Inc. (The), Series M,
(LIBOR USD 3 Month + 3.92%), 4.13% ... USD 3,000 $ 2,993,940
Morgan Stanley, Series H, (LIBOR USD 3
Month + 3.61%), 3.85% ............. 14,844 14,737,123
17,731,063
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(a)
(h)
............................ 10,625 11,714,063
Entertainment — 0.0%
NBCUniversal Enterprise, Inc., 5.25%
(b)(h)
.... 2,827 2,883,540
Total Capital Trusts — 0.8%
(Cost: $207,599,345) .............................. 218,842,128
Shares
Shares
Preferred Stocks — 0.1%
Banks — 0.0%
CF-B L2 (D), LLC (Acquired 4/08/15-12/15/15,
cost $3,532,445)
(c)(o)
................ 3,650,855 49,287
Insurance — 0.1%
Alliant Holdings I, Inc., , 9.75%
(d)(h)
......... 20,162 19,839,210
Wireless Telecommunication Services
— 0.0%
Ligado Networks LLC
(d)(h)
............... 235,644 14,138,618
Total Preferred Stocks — 0.1%
(Cost: $59,000,406) ............................... 34,027,115
Total Preferred Securities — 0.9%
(Cost: $266,599,751) .............................. 252,869,243
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
(c)
Callon Petroleum Co. (Issued/exercisable 0, 1
share for 1 warrant, Expires 09/30/25, Strike
Price USD 1.00) .................. 261,174 1,974,475
SM Energy Co. (Issued/exercisable 06/17/20, 1
share for 1 warrant, Expires 06/30/23, Strike
Price USD 0.01) .................. 1,172,536 7,164,195
Total Warrants — 0.0% .............................. 9,138,670
Total Long-Term Investments — 97.7%
(Cost: $25,509,259,494) ............................ 27,136,894,210
Short-Term Securities — 2.5%
(p)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
*
.................... 323,658,575 323,658,575
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% ........... 11,821,995 11,821,995

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Shares
Shares Value
Short-Term Securities (continued)
SL Liquidity Series, LLC, Money Market Series,
0.17%
(q)*
........................ 344,442,356 $ 344,545,689
Total Short-Term Securities — 2.5%
(Cost: $680,025,341) .............................. 680,026,259
Total Options Purchased — 0.0%
(Cost: $375,965) ................................. 495,697
Total Investments Before Options Written — 100.2%
(Cost: $26,189,660,800 ) ............................ 27,817,416,166
Total Options Written — (0.0)%
(Premium Received — $55,480) ...................... (136,162)
Total Investments Net of Options Written — 100.2%
(Cost: $26,189,605,320 ) ............................ 27,817,280,004
Liabilities in Excess of Other Assets — (0.2)% ............. (54,064,174)
Net Assets — 100.0% ............................... $ 27,763,215,831
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
All or a portion of the security is held by a wholly-owned subsidiary.
(f)
All or a portion of this security is on loan.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Perpetual security with no stated maturity date.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(k)
Convertible security.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Fixed rate.
(n)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(o)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $49,287, representing less than 0.05% of its net assets as of period end, and an original cost of $3,532,445.
(p)
Annualized 7-day yield as of period end.
(q)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 604,504,790 $ — $ (280,846,215) $ — $ — $ 323,658,575 323,658,575 $ 39,900 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 167,903,259 176,643,131 — (2,196) 1,495 344,545,689 344,442,356 84,343
(b)
—
iShares 0-5 Year High Yield
Corporate Bond ETF ...... — 92,109,624 — (146,874) 1,189,250 93,152,000 2,050,000 775,595 20,000
iShares Broad USD High Yield
Corporate Bond ETF ...... 161,143,972 32,335,520 — — 7,980,504 201,459,996 4,882,695 3,261,848 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 226,194,400 292,371,491 — (675,858) 11,671,767 529,561,800 6,066,000 5,506,147 70,000
iShares Preferred & Income
Securities ETF .......... 313,470,000 215,520,020 — (883,450) 26,437,430 554,544,000 14,400,000 6,296,197 20,000
$ (1,708,378) $ 47,280,446 $ 2,046,922,060 $ 15,964,030 $ 110,000

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2020
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 2,411 03/22/21 $ 332,906 $ (529,747)
U.S. Treasury Long Bond .................................................... 918 03/22/21 158,986 1,105,100
U.S. Treasury Ultra Bond .................................................... 1,665 03/22/21 355,582 1,338,074
U.S. Treasury 5 Year Note .................................................... 1,917 03/31/21 241,857 (534,490)
$ 1,378,937
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 348,479,575 EUR 284,560,000 UBS AG 02/03/21 $ 596,065
EUR 284,560,000 USD 348,244,528 UBS AG 01/06/21 (601,639)
USD 7,737,388 AUD 10,492,000 Westpac Banking Corp. 01/06/21 (351,539)
USD 10,316,458 CAD 13,395,000 HSBC Bank plc 01/06/21 (206,828)
USD 360,998,529 EUR 302,780,500 Goldman Sachs International 01/06/21 (8,904,082)
USD 1,286,557 EUR 1,064,000 HSBC Bank plc 01/06/21 (13,316)
USD 7,434,835 EUR 6,151,000 Morgan Stanley & Co. International plc 01/06/21 (79,757)
USD 362,608,716 EUR 302,780,500 UBS AG 01/06/21 (7,293,898)
USD 87,161,766 GBP 65,242,000 Citibank NA 01/06/21 (2,057,695)
USD 179,883 GBP 136,000 HSBC Bank plc 01/06/21 (6,099)
USD 267,233 GBP 201,000 Morgan Stanley & Co. International plc 01/06/21 (7,638)
USD 110,585 GBP 82,000 Standard Chartered Bank 01/06/21 (1,551)
USD 245,002 GBP 182,000 State Street Bank and Trust Co. 01/06/21 (3,886)
USD 138,305 GBP 103,000 UBS AG 01/06/21 (2,549)
(19,530,477)
$ (18,934,412)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX Bank Index ..................... 2,702 03/19/21 EUR 80.00 EUR 9,966 $ 429,117
STOXX Europe 600 Telecommunications Index ....... 1,090 06/18/21 EUR 230.00 EUR 11,210 66,580
$ 495,697
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX Bank Index ...................... 2,702 03/19/21 EUR 90.00 EUR 9,966 $ (136,162)

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2020
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.35.V1 ..... 5.00 % Quarterly 12/20/25 B- USD 254,842 $ 24,155,677 $ 9,729,718 $ 14,425,959
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Nordstrom, Inc. ........... 1.00 % Quarterly Barclays Bank plc 06/20/25 USD 3,612 $ 224,053 $ 769,985 $ (545,932)
Nordstrom, Inc. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 USD 4,240 263,018 901,991 (638,973)
$ – $ – $ –
$ 487,071 $ 1,671,976 $ (1,184,905)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CenturyLink, Inc. ...... 1.00 % Quarterly Barclays Bank plc 06/20/23 NR USD 20,000 $ (305,492) $ (1,117,181) $ 811,689
CenturyLink, Inc. ...... 1.00 Quarterly Barclays Bank plc 12/20/23 NR USD 5,176 (124,005) (235,729) 111,724
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 B EUR 1,280 142,036 132,338 9,698
CenturyLink, Inc. ...... 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 3,720 (263,427) (441,179) 177,752
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 510 (49,719) (82,378) 32,659
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 1,120 (109,033) (180,653) 71,620
Rolls-Royce plc ....... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB- EUR 304 (29,581) (39,961) 10,380
GKN Holdings Ltd. ..... 1.00 Quarterly Citibank NA 12/20/25 BB+ EUR 1,060 (54,295) (55,184) 889
$ (793,516) $ (2,019,927) $ 1,226,411
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month LIBOR plus
0.90% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 01/05/21 USD 2,000 $ 1,842,219 $ — $ 1,842,219
1 month LIBOR plus
0.50% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Merrill Lynch International
& Co. 01/06/21 USD 2,000 3,270,268 — 3,270,268
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/21 USD 263,243 17,417,953 (32,449) 17,450,402

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2020
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination Barclays Bank plc 06/20/21 USD 87,449 $ 1,220,958 $ (34,445) $ 1,255,403
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/21 USD 172,301 5,344,723 (42,953) 5,387,676
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/21 USD 135,974 3,372,917 (46,569) 3,419,486
$ 32,469,038 $ (156,416) $ 32,625,454
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 month LIBOR ....................................... London Interbank Offered Rate 0.14%
3 month LIBOR ....................................... London Interbank Offered Rate 0.24
Glossary of Terms Used in this Report
Portfolio Abbreviations
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
LIMEAN London Interbank Mean Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
Currency Abbreviations
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
USD United States Dollar

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities ................................... $ — $ 19,260,068 $ — $ 19,260,068
Common Stocks:
Auto Components ...................................... 438,128 — — 438,128
Building Products ....................................... 570,675 — — 570,675
Chemicals ............................................ 50,764,217 — — 50,764,217
Commercial Services & Supplies ............................. — — 3 3
Consumer Finance ...................................... — 1,063,514 — 1,063,514
Diversified Financial Services ............................... — — 9,656,602 9,656,602
Diversified Telecommunication Services ........................ 11,529,843 788,206 — 12,318,049
Energy Equipment & Services .............................. — — 1,682,478 1,682,478
Entertainment ......................................... 15,071,703 — — 15,071,703
Equity Real Estate Investment Trusts (REITs) .................... 94,362,451 — — 94,362,451
Life Sciences Tools & Services .............................. 2,262,353 — — 2,262,353
Media ............................................... 7,827,638 — — 7,827,638
Metals & Mining ........................................ 45,080,495 — — 45,080,495
Oil, Gas & Consumable Fuels ............................... — — 2,655,181 2,655,181
Pharmaceuticals ....................................... 33,241,187 — — 33,241,187
Semiconductors & Semiconductor Equipment .................... 39,952 — — 39,952
Corporate Bonds:
Aerospace & Defense .................................... — 1,019,004,067 — 1,019,004,067
Airlines .............................................. — 277,444,143 — 277,444,143
Auto Components ...................................... — 435,769,034 — 435,769,034
Automobiles .......................................... — 229,347,694 — 229,347,694
Banks ............................................... — 199,783,301 — 199,783,301
Biotechnology ......................................... — 5,505,754 — 5,505,754
Building Products ....................................... — 263,182,125 — 263,182,125
Capital Markets ........................................ — 299,202,735 531,727 299,734,462
Chemicals ............................................ — 496,101,227 — 496,101,227
Commercial Services & Supplies ............................. — 700,418,623 — 700,418,623

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2020
Level 1 Level 2 Level 3 Total
Communications Equipment ................................ $ — $ 228,232,510 $ — $ 228,232,510
Construction & Engineering ................................ — 65,632,727 — 65,632,727
Construction Materials .................................... — 2,006,560 — 2,006,560
Consumer Finance ...................................... — 379,650,616 — 379,650,616
Containers & Packaging .................................. — 428,442,876 — 428,442,876
Distributors ........................................... — 119,080,095 — 119,080,095
Diversified Consumer Services .............................. — 83,026,224 — 83,026,224
Diversified Financial Services ............................... — 394,920,888 — 394,920,888
Diversified Telecommunication Services ........................ — 1,756,944,267 — 1,756,944,267
Electric Utilities ........................................ — 255,586,926 — 255,586,926
Electrical Equipment ..................................... — 17,287,527 — 17,287,527
Electronic Equipment, Instruments & Components ................. — 68,068,420 — 68,068,420
Energy Equipment & Services .............................. — 120,034,311 20,444,158 140,478,469
Entertainment ......................................... — 265,706,578 — 265,706,578
Equity Real Estate Investment Trusts (REITs) .................... — 843,214,619 — 843,214,619
Food & Staples Retailing .................................. — 165,004,645 — 165,004,645
Food Products ......................................... — 586,738,803 — 586,738,803
Gas Utilities ........................................... — 22,432,106 — 22,432,106
Health Care Equipment & Supplies ........................... — 228,038,669 — 228,038,669
Health Care Providers & Services ............................ — 1,184,173,976 — 1,184,173,976
Health Care Technology .................................. — 25,167,054 — 25,167,054
Hotels, Restaurants & Leisure .............................. — 1,215,084,265 — 1,215,084,265
Household Durables ..................................... — 264,734,486 — 264,734,486
Household Products ..................................... — 47,319,672 — 47,319,672
Independent Power and Renewable Electricity Producers ............ — 187,177,528 — 187,177,528
Industrial Conglomerates .................................. — 18,102,195 — 18,102,195
Insurance ............................................ — 459,783,835 — 459,783,835
Interactive Media & Services ............................... — 35,358,986 — 35,358,986
Internet & Direct Marketing Retail ............................ — 114,667,853 — 114,667,853
IT Services ........................................... — 406,631,489 — 406,631,489
Leisure Products ....................................... — 75,609,827 — 75,609,827
Life Sciences Tools & Services .............................. — 46,901,696 — 46,901,696
Machinery ............................................ — 312,381,099 — 312,381,099
Marine .............................................. — 4,174,403 — 4,174,403
Media ............................................... — 1,505,375,006 — 1,505,375,006
Metals & Mining ........................................ — 621,311,370 — 621,311,370
Mortgage Real Estate Investment Trusts (REITs) .................. — 5,641,998 — 5,641,998
Multiline Retail ......................................... — 85,109,324 — 85,109,324
Oil, Gas & Consumable Fuels ............................... — 2,828,146,443 — 2,828,146,443
Paper & Forest Products .................................. — 21,386,516 — 21,386,516
Personal Products ...................................... — 16,303,773 — 16,303,773
Pharmaceuticals ....................................... — 504,253,168 — 504,253,168
Professional Services .................................... — 122,474,055 — 122,474,055
Real Estate Management & Development ....................... — 93,318,524 — 93,318,524
Road & Rail ........................................... — 145,736,940 — 145,736,940
Semiconductors & Semiconductor Equipment .................... — 126,186,298 — 126,186,298
Software ............................................. — 697,054,687 — 697,054,687
Specialty Retail ........................................ — 368,445,005 — 368,445,005
Technology Hardware, Storage & Peripherals .................... — 59,599,967 — 59,599,967
Textiles, Apparel & Luxury Goods ............................ — 23,249,777 — 23,249,777
Thrifts & Mortgage Finance ................................ — 132,088,322 — 132,088,322
Trading Companies & Distributors ............................ — 139,367,343 — 139,367,343
Transportation Infrastructure ............................... — 22,480,935 — 22,480,935
Water Utilities ......................................... — 2,847,701 — 2,847,701
Wireless Telecommunication Services ......................... — 346,026,605 — 346,026,605
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 14,393,145 10,104,710 24,497,855
Airlines .............................................. — 28,912,868 — 28,912,868
Auto Components ...................................... — 13,731,481 — 13,731,481
Automobiles .......................................... — 4,017,855 — 4,017,855
Building Products ....................................... — 12,197,044 — 12,197,044
Capital Markets ........................................ — 5,552,250 — 5,552,250
Chemicals ............................................ — 129,057,027 — 129,057,027
Commercial Services & Supplies ............................. — 144,041,120 15,134,416 159,175,536
Construction & Engineering ................................ — 28,390,854 — 28,390,854
Construction Materials .................................... — 12,044,502 — 12,044,502

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2020
Level 1 Level 2 Level 3 Total
Containers & Packaging .................................. $ — $ 19,167,208 $ — $ 19,167,208
Diversified Consumer Services .............................. — 30,924,672 — 30,924,672
Diversified Financial Services ............................... — 135,139,567 606,213 135,745,780
Diversified Telecommunication Services ........................ — 111,381,257 — 111,381,257
Entertainment ......................................... — 282,010 30,148,995 30,431,005
Health Care Equipment & Supplies ........................... — 31,983,736 — 31,983,736
Health Care Providers & Services ............................ — 83,108,926 — 83,108,926
Hotels, Restaurants & Leisure .............................. — 71,399,401 3,675,047 75,074,448
Independent Power and Renewable Electricity Producers ............ — 831,492 — 831,492
Industrial Conglomerates .................................. — 27,940,303 — 27,940,303
Insurance ............................................ — 107,813,100 — 107,813,100
Interactive Media & Services ............................... — 9,582,984 — 9,582,984
Internet & Direct Marketing Retail ............................ — 17,680,537 — 17,680,537
IT Services ........................................... — 303,563,369 61,084,980 364,648,349
Life Sciences Tools & Services .............................. — 15,817,473 — 15,817,473
Machinery ............................................ — 82,290,289 — 82,290,289
Media ............................................... — 284,268,070 — 284,268,070
Oil, Gas & Consumable Fuels ............................... — 89,940,021 27,644,797 117,584,818
Pharmaceuticals ....................................... — 49,310,985 — 49,310,985
Professional Services .................................... — 25,305,574 — 25,305,574
Road & Rail ........................................... — 6,920,053 — 6,920,053
Software ............................................. — 135,571,920 12,039,390 147,611,310
Specialty Retail ........................................ — 39,202,834 — 39,202,834
Wireless Telecommunication Services ......................... — 14,530,648 — 14,530,648
Foreign Agency Obligations ................................. — 21,570,588 — 21,570,588
Investment Companies .................................... 2,069,566,096 — — 2,069,566,096
Other Interests .......................................... — — 265,720 265,720
Preferred Securities:
Banks ............................................... — 186,513,462 — 186,513,462
Capital Markets ........................................ — 17,731,063 — 17,731,063
Consumer Finance ...................................... — 11,714,063 — 11,714,063
Entertainment ......................................... — 2,883,540 — 2,883,540
Insurance ............................................ — — 19,839,210 19,839,210
Wireless Telecommunication Services ......................... — — 14,138,618 14,138,618
Warrants .............................................. — 9,138,670 — 9,138,670
Short-Term Securities ....................................... 335,480,570 — — 335,480,570
Options Purchased:
Equity contracts .......................................... 495,697 — — 495,697
Subtotal ....................................................
$ 2,666,731,005 $ 24,576,437,940 $ 229,652,245 $ 27,472,821,190
Investments Valued at NAV
(a)
...................................... 344,594,976
$ —
Total Investments .............................................. $ 27,817,416,166
$ —
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 15,652,370 $ — $ 15,652,370
Equity contracts ........................................... — 5,112,487 — 5,112,487
Foreign currency exchange contracts ............................ — 596,065 — 596,065
Interest rate contracts ....................................... 2,443,174 27,512,967 — 29,956,141
Liabilities:
Credit contracts ........................................... — (1,184,905) — (1,184,905)
Equity contracts ........................................... (136,162) — — (136,162)
Foreign currency exchange contracts ............................ — (19,530,477) — (19,530,477)
Interest rate contracts ....................................... (1,064,237) — — (1,064,237)
$ 1,242,775 $ 28,158,507 $ — $ 29,401,282
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.